UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2018

SSGA Master Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
COMMODITIES — 22.6%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,780,333	$30,230,054

INFLATION LINKED — 20.1%
SPDR Bloomberg Barclays TIPS ETF (c) (d)	338,562	18,878,217
SPDR Citi International Government Inflation-Protected Bond ETF (c)	135,174	8,049,612

		26,927,829

INTERNATIONAL EQUITY — 8.9%
SPDR S&P Global Infrastructure ETF (c)	243,084	11,971,887

NATURAL RESOURCES — 38.8%
PowerShares Global Agriculture Portfolio (b)	97,433	2,628,742
SPDR S&P Global Natural Resources ETF (c)	727,285	35,186,048
SPDR S&P Metals & Mining ETF (c) (d)	181,019	6,161,887
SPDR S&P Oil & Gas Equipment & Services ETF (c) (d)	175,317	2,552,616
The Energy Select Sector SPDR Fund (c)	79,522	5,360,578

		51,889,871

REAL ESTATE — 9.5%
SPDR Dow Jones International Real Estate ETF (c)	200,176	8,011,044
SPDR Dow Jones REIT ETF (c) (d)	54,453	4,690,581

		12,701,625

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $133,168,846)		133,721,266

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	115,350	$115,350
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,516,850	2,516,850

TOTAL SHORT-TERM INVESTMENTS (Cost $2,632,200)		$2,632,200

TOTAL INVESTMENTS — 101.9% (Cost $135,801,046)		136,353,466

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(2,538,674)

NET ASSETS — 100.0%		$133,814,792

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at March 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Commodities	$30,230,054	$—	$—	$30,230,054
Inflation Linked	26,927,829	—	—	26,927,829
International Equity	11,971,887	—	—	11,971,887
Natural Resources	51,889,871	—	—	51,889,871
Real Estate	12,701,625	—	—	12,701,625
Short-Term Investments	2,632,200	—	—	2,632,200

TOTAL INVESTMENTS	$136,353,466	$—	$—	$136,353,466

See accompanying notes to schedules of investments.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays TIPS ETF	346,902	$19,485,485	$5,399,677	$5,902,478	$(36,267)	$(68,200)	338,562	$18,878,217	$353,624	$—

SPDR Citi International Government Inflation- Protected Bond ETF	102,895	5,716,846	3,257,794	1,374,500	44,439	405,033	135,174	8,049,612	152,060	46,310

SPDR Dow Jones International Real Estate ETF	233,843	8,909,419	1,831,087	3,109,161	(64,600)	444,299	200,176	8,011,044	140,213	—

SPDR Dow Jones REIT ETF	62,686	5,828,544	1,269,665	2,116,430	154,137	(445,335)	54,453	4,690,581	103,697	—

SPDR S&P Global Infrastructure ETF	267,952	13,515,499	3,532,846	4,932,093	277,312	(421,677)	243,084	11,971,887	186,473	—

SPDR S&P Global Natural Resources ETF	609,759	25,323,291	12,615,655	6,869,361	621,088	3,495,375	727,285	35,186,048	404,543	—

SPDR S&P International Energy Sector ETF	126,242	2,209,235	—	2,271,297	(654,917)	716,979	—	—	—	—

SPDR S&P Metals & Mining ETF	119,139	3,570,596	3,533,958	1,365,322	162,592	260,063	181,019	6,161,887	50,243	—

SPDR S&P Oil & Gas Equipment & Services ETF	149,481	2,312,471	1,262,365	902,051	(159,837)	39,668	175,317	2,552,616	40,828	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	913,190	913,190	2,714,500	3,512,340	—	—	115,350	115,350	2,113	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	71,258,076	68,741,226	—	—	2,516,850	2,516,850	53,828	—

The Energy Select Sector SPDR Fund	35,655	2,314,723	3,575,040	568,771	12,431	27,155	79,522	5,360,578	109,234	—

Total		$90,099,299	$110,250,663	$101,665,030	$356,378	$4,453,360		$103,494,670	$1,596,856	$46,310

See accompanying notes to schedules of investments.

SSGA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 24.6%
SPDR S&P Dividend ETF (a) (b)	149,611	$13,644,523
SPDR Wells Fargo Preferred Stock ETF (a)	114,450	4,972,853
The Financial Select Sector SPDR Fund (a)	69,041	1,903,460
The Industrial Select Sector SPDR Fund (a) (b)	25,938	1,926,934
The Technology Select Sector SPDR Fund (a)	28,794	1,883,703

		24,331,473

DOMESTIC FIXED INCOME — 32.4%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	93,844	4,847,981
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	248,632	8,913,457
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	29,617	993,354
SPDR Portfolio Long Term Corporate Bond ETF (a) (b)	370,062	10,091,591
SPDR Portfolio Long Term Treasury ETF (a)	204,271	7,169,912

		32,016,295

INFLATION LINKED — 5.1%
SPDR Bloomberg Barclays TIPS ETF (a)	89,897	5,012,657

INTERNATIONAL EQUITY — 25.8%
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	121,025	7,933,189
SPDR S&P Global Infrastructure ETF (a)	100,547	4,951,940
SPDR S&P International Dividend ETF (a)	243,711	9,765,500
SPDR STOXX Europe 50 ETF (a)	84,388	2,923,200

		25,573,829

INTERNATIONAL FIXED INCOME — 5.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	165,155	5,017,409

Security Description	Shares	Value
REAL ESTATE — 6.6%
SPDR Dow Jones International Real Estate ETF (a)	93,475	$3,740,870
SPDR Dow Jones REIT ETF (a)	31,939	2,751,225

		6,492,095

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $94,072,162)	.	98,443,758

SHORT-TERM INVESTMENTS — 14.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	460,989	460,989
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	14,103,779	14,103,779

TOTAL SHORT-TERM INVESTMENTS (Cost $14,564,768)		$14,564,768

TOTAL INVESTMENTS — 114.3% (Cost $108,636,930)		113,008,526

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%		(14,119,984)

NET ASSETS — 100.0%		$98,888,542

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Domestic Equity	$24,331,473	$—	$—	$24,331,473
Domestic Fixed Income	32,016,295	—	—	32,016,295

See accompanying notes to schedules of investments.

SSGA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Inflation Linked	$5,012,657	$—	$—	$5,012,657
International Equity	25,573,829	—	—	25,573,829
International Fixed Income	5,017,409	—	—	5,017,409
Real Estate	6,492,095	—	—	6,492,095
Short-Term Investments	14,564,768	—	—	14,564,768

TOTAL INVESTMENTS	$113,008,526	$—	$—	$113,008,526

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays Convertible Securities ETF	97,367	$4,831,351	$378,906	$565,595	$23,509	$179,810	93,844	$4,847,981	$169,906	$—

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	133,579	3,879,134	1,450,752	507,909	23,880	171,552	165,155	5,017,409	112,730	—

SPDR Bloomberg Barclays High Yield Bond	254,955	9,484,326	1,215,895	1,438,514	(89,526)	(258,724)	248,632	8,913,457	372,817	—

SPDR Bloomberg Barclays TIPS ETF	84,440	4,742,995	682,298	373,738	(7,237)	(31,661)	89,897	5,012,657	100,054	—

SPDR Dow Jones International Real Estate ETF	118,801	4,526,318	312,092	1,318,667	(61,041)	282,168	93,475	3,740,870	70,574	—

SPDR Dow Jones REIT ETF	47,469	4,413,668	447,793	1,933,828	291,547	(467,955)	31,939	2,751,225	66,393	—

SPDR MSCI Emerging Markets StrategicFactors ETF	99,731	5,804,344	2,125,151	750,640	78,408	675,926	121,025	7,933,189	103,880	—

SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,063,069	52,837	(506)	(16,372)	29,617	993,354	4,175	—

SPDR Portfolio Long Term Corporate Bond ETF	258,724	10,773,267	1,087,502	1,609,400	33,999	(193,777)	370,062	10,091,591	319,188	—

SPDR Portfolio Long Term Treasury ETF	94,945	6,846,484	964,744	463,051	12,159	(190,424)	204,271	7,169,912	134,379	—

SPDR S&P Dividend ETF	129,110	11,476,588	3,713,910	1,864,161	164,169	154,017	149,611	13,644,523	630,566	378,394

SPDR S&P Global Infrastructure ETF	63,319	3,193,810	2,098,154	145,555	29,617	(224,086)	100,547	4,951,940	84,865	—

SPDR S&P International Dividend ETF	261,756	10,239,895	885,153	1,646,498	(53,179)	340,129	243,711	9,765,500	263,100	—

SPDR STOXX Europe 50 ETF	136,758	4,642,934	433,780	2,302,210	86,802	61,894	84,388	2,923,200	41,747	—

SPDR Wells Fargo Preferred Stock ETF	105,452	4,742,176	714,310	309,849	(10,053)	(163,731)	114,450	4,972,853	188,400	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	810,640	810,640	3,883,926	4,233,577	—	—	460,989	460,989	3,544	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	162,258,257	148,154,478	—	—	14,103,779	14,103,779	63,338	—

The Financial Select Sector SPDR Fund	—	—	2,028,170	244,257	20,481	99,066	69,041	1,903,460	16,986	—

The Health Care Select Sector SPDR Fund	25,080	1,987,339	109,161	2,254,183	200,299	(42,616)	—	—	15,290	—

The Industrial Select Sector SPDR Fund	28,744	1,957,754	2,184,241	2,207,789	438,399	(445,671)	25,938	1,926,934	16,990	—

The Technology Select Sector SPDR Fund	35,468	1,940,809	97,223	523,484	107,935	261,220	28,794	1,883,703	20,723	—

Total		$96,293,832	$188,134,487	$172,900,220	$1,289,662	$190,765		$113,008,526	$2,799,645	$378,394

See accompanying notes to schedules of investments.

SSGA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.9%
DOMESTIC EQUITY — 36.3%
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	428,195	$7,609,025
SPDR Portfolio Small Cap ETF (a) (b)	241,375	7,221,940
SPDR S&P 500 ETF Trust (a)	207,232	54,533,101
SPDR S&P MidCap 400 ETF Trust (a)	14,155	4,837,188
The Financial Select Sector SPDR Fund (a)	170,187	4,692,056
The Industrial Select Sector SPDR Fund (b)	64,394	4,783,830
The Technology Select Sector SPDR Fund (a)	71,358	4,668,240

		88,345,380

DOMESTIC FIXED INCOME — 10.2%
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	137,319	4,922,886
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	84,360	4,961,211
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	180,483	4,939,820
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	147,568	4,949,431
SPDR Portfolio Long Term Treasury ETF (a) (b)	144,311	5,065,316

		24,838,664

INFLATION LINKED — 5.1%
SPDR Bloomberg Barclays TIPS ETF (a)	223,548	12,465,036

INTERNATIONAL EQUITY — 40.2%
SPDR Portfolio Developed World ex-US ETF (a)	1,637,725	51,473,697
SPDR Portfolio Emerging Markets ETF (a)	681,651	26,788,884
SPDR S&P Emerging Markets SmallCap ETF (a)	47,001	2,467,083
SPDR S&P International Small Cap ETF (a)	207,812	7,354,467
Vanguard FTSE Pacific ETF	134,873	9,838,985

		97,923,116

Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 3.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	82,146	$2,495,595
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	137,150	4,938,772

		7,434,367

REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)	61,695	2,469,034

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $209,393,677)		233,475,597

SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	9,810,704	9,810,704
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,427,402	8,427,402

TOTAL SHORT-TERM INVESTMENTS (Cost $18,238,106)		$18,238,106

TOTAL INVESTMENTS — 103.4% (Cost $227,631,783)		251,713,703

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(8,220,374)

NET ASSETS — 100.0%		$243,493,329

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Domestic Equity	$88,345,380	$—	$—	$88,345,380

See accompanying notes to schedules of investments.

SSGA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Domestic Fixed Income	$24,838,664	$—	$—	$24,838,664
Inflation Linked	12,465,036	—	—	12,465,036
International Equity	97,923,116	—	—	97,923,116
International Fixed Income	7,434,367	—	—	7,434,367
Real Estate	2,469,034	—	—	2,469,034
Short-Term Investments	18,238,106	—	—	18,238,106

TOTAL INVESTMENTS	$251,713,703	$—	$—	$251,713,703

See accompanying notes to schedules of investments.

SSGA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	72,061	$2,092,651	$390,422	$91,204	$2,964	$100,762	82,146	$2,495,595	$59,929	$—

SPDR Bloomberg Barclays High Yield Bond ETF	225,592	8,392,022	1,315,532	4,538,160	(42,108)	(204,400)	137,319	4,922,886	272,029	—

SPDR Bloomberg Barclays Intermediate Term Treasury ETF	—	—	5,179,595	189,728	(1,703)	(26,953)	84,360	4,961,211	11,340	—

SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	5,173,092	338,757	3,954	100,483	137,150	4,938,772	5,286	—

SPDR Bloomberg Barclays Long Term Corporate Bond ETF	100,783	4,196,604	132,425	4,372,947	188,775	(144,857)	—	—	58,964	—

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	149,753	4,188,592	948,476	100,080	2,355	(99,523)	180,483	4,939,820	180,524	—

SPDR Bloomberg Barclays TIPS ETF	184,720	10,375,722	2,418,721	248,989	2,944	(83,362)	223,548	12,465,036	228,484	—

SPDR Dow Jones International Real Estate ETF	157,955	6,018,086	759,732	4,516,434	64,486	143,164	61,695	2,469,034	61,114	—

SPDR Dow Jones REIT ETF	67,658	6,290,841	361,500	6,484,432	505,870	(673,779)	—	—	51,001	—

SPDR Portfolio Developed World ex-US ETF	2,052,465	59,788,305	7,132,865	20,453,627	1,845,975	3,160,179	1,637,725	51,473,697	459,377	—

SPDR Portfolio Emerging Markets ETF	218,911	14,581,662	12,038,625	2,526,358	132,285	2,562,670	681,651	26,788,884	155,371	—

SPDR Portfolio Intermediate Term Corporate Bond ETF	121,473	4,179,886	986,760	100,105	1,836	(118,946)	147,568	4,949,431	91,836	—

SPDR Portfolio Long Term Treasury ETF	116,138	8,374,711	1,333,002	4,281,511	(118,159)	(242,727)	144,311	5,065,316	163,633	—

SPDR Portfolio Small Cap ETF	76,418	6,364,855	1,012,439	661,844	42,937	463,553	241,375	7,221,940	78,008	—

SPDR S&P 500 ETF Trust	163,300	39,485,940	19,516,655	8,590,384	570,755	3,550,135	207,232	54,533,101	720,746	—

SPDR S&P Emerging Markets Small Cap ETF	44,738	2,087,923	250,614	133,342	6,319	255,569	47,001	2,467,083	48,232	—

SPDR S&P International Small Cap ETF	188,209	6,278,652	1,029,472	343,299	22,920	366,722	207,812	7,354,467	354,406	194,677

SPDR S&P MidCap 400 ETF Trust	13,243	4,206,242	652,657	352,445	17,783	312,951	14,155	4,837,188	48,680	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,706,546	5,706,546	12,830,011	8,725,853	—	—	9,810,704	9,810,704	47,299	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	136,385,334	127,957,932	—	—	8,427,402	8,427,402	82,111	—

The Financial Select Sector SPDR Fund	—	—	4,768,584	327,936	9,775	241,633	170,187	4,692,056	38,864	—

The Health Care Select Sector SPDR Fund	54,224	4,296,710	272,458	4,914,468	437,265	(91,965)	—	—	34,639	—

The Industrial Select Sector SPDR Fund	62,056	4,226,634	5,302,649	4,665,575	860,433	(940,311)	64,394	4,783,830	39,100	—

The Technology Select Sector SPDR Fund	73,150	4,002,768	600,619	745,796	73,474	737,175	71,358	4,668,240	47,831	—

Total		$205,135,352	$220,792,239	$205,661,206	$4,631,135	$9,368,173		$234,265,693	$3,338,804	$194,677

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 92.6% (a)
AEROSPACE & DEFENSE — 2.0%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan 5.63%, 7/7/2022	$8,582,746	$8,673,294
Engility Corp. Senior Secured Term Loan B2 4.63%, 8/12/2023	5,808,885	5,819,283
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B 4.63%, 10/4/2024	16,223,281	16,271,951
TransDigm, Inc.:
Senior Secured 2017 Extended Term Loan F 4.63%, 6/9/2023	11,805,179	11,852,223
Senior Secured 2017 Term Loan E 4.63%, 5/14/2022	5,309,616	5,329,527
Senior Secured 2018 Term Loan G 4.38%, 8/22/2024	2,926,469	2,939,272

		50,885,550

AIRLINES — 0.0% (b)
United Airlines, Inc. Senior Secured 2017 Repriced Term Loan 3.77%, 4/1/2024	793,863	798,662

AUTO COMPONENTS — 0.9%
USI, Inc. Senior Secured 2017 Repriced Term Loan 5.30%, 5/16/2024	23,126,344	23,193,873

AUTOMOBILES — 0.4%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B 4.13%, 4/6/2024	4,355,442	4,383,361
CWGS Group LLC Senior Secured 2016 Term Loan 4.70%, 11/8/2023	5,652,210	5,674,593
TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan 4.38%, 6/30/2022	891,755	896,583

		10,954,537

Security Description	Principal Amount	Value

BUILDING PRODUCTS — 0.3%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B 5.30%, 2/29/2024	$4,937,186	$4,964,958
Jeld-Wen Inc. Senior Secured 2017 1st Lien Term Loan 4.30%, 12/14/2024	863,814	869,079
NCI Building Systems, Inc. Senior Secured 2018 Term Loan 3.88%, 2/7/2025	1,538,462	1,540,385

		7,374,422

CAPITAL MARKETS — 0.8%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B 5.55%, 2/13/2025	15,378,788	15,451,837
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B 4.47%, 9/23/2024	4,643,333	4,664,623

		20,116,460

CASINO HOTELS — 0.6%
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan 4.38%, 2/28/2025	15,040,053	15,038,023

CHEMICALS — 1.1%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1 5.30%, 1/31/2024	1,767,272	1,782,515
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 5.88%, 11/21/2024	22,093,680	22,353,723
INEOS Styrolution Group GmbH Senior Secured USD 2017 Term Loan 3.99%, 3/30/2024 (c)	370,873	372,265
PQ Corp. Senior Secured 2018 Term Loan B 4.29%, 2/8/2025	2,736,000	2,750,323

		27,258,826

COMMERCIAL BANKS — 0.3%
Jack’s Family Restaurants, Inc. Senior Secured 2017 Term Loan B 5.88%, 4/5/2024	7,237,399	7,300,726

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 7.3%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3 3.98%, 11/10/2023	$4,476,982	$4,494,711
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 6.05%, 7/28/2022	22,373,129	22,096,709
Ancestry.com Operations Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 10/19/2023 (c)	8,666,194	8,724,691
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan 7.88%, 8/4/2025	33,371,818	34,339,601
Senior Secured 2017 Term Loan B4 4.63%, 8/4/2022	5,020,467	5,056,163
Senior Secured Term Loan B6 4.63%, 11/3/2023	10,723,273	10,807,933
Belron S.A. Senior Secured USD Term Loan B 4.29%, 11/7/2024	4,436,150	4,465,717
Equian LLC Senior Secured Add on Term Loan B 5.15%, 5/20/2024	4,415,109	4,445,463
GFL Environmental, Inc. Senior Secured USD Term Loan B 5.05%, 9/29/2023	1,099,535	1,105,945
IBC Capital, Ltd. Senior Secured 1st Lien Term Loan 5.82%, 9/9/2021	4,515,892	4,530,569
KAR Auction Services, Inc.:
Senior Secured Term Loan B4 4.56%, 3/11/2021	1,822,407	1,835,227
Senior Secured Term Loan B5 4.81%, 3/9/2023	1,493,510	1,503,158
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan 5.03%, 3/13/2025	10,112,360	10,213,483
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan 4.88%, 2/16/2025	16,839,378	16,835,842
Packers Holdings LLC Senior Secured 2017 Term Loan B 4.94%, 12/4/2024	7,891,614	7,919,550

Security Description	Principal Amount	Value

Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan 4.63%, 5/2/2022	$27,790,972	$28,035,810
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan 4.77%, 1/29/2025	2,922,078	2,944,914
Southern Graphics, Inc. Senior Secured 1st Lien Term Loan 5.38%, 12/31/2022	13,859,903	13,986,929
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan 5.74%, 4/13/2023 (c)	732,515	741,672

		184,084,087

COMMUNICATIONS EQUIPMENT — 0.7%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan 4.13%, 4/26/2024 (c)	1,960,396	1,977,059
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B 5.02%, 5/28/2024	6,971,709	6,947,761
Riverbed Technology, Inc. Senior Secured 2016 Term Loan 5.13%, 4/24/2022	8,929,257	8,909,211

		17,834,031

COMPUTERS & PERIPHERALS — 0.2%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan 5.63%, 5/6/2024	5,231,481	5,179,166

CONSTRUCTION & ENGINEERING — 1.0%
CNT Holdings III Corp. Senior Secured 2017 Term Loan 5.13%, 1/22/2023	4,974,811	4,825,567
Pike Corp. Senior Secured 2018 Term Loan B Zero Coupon, 3/14/2025	11,809,816	11,935,295
Summit Materials Cos. I LLC Senior Secured 2017 Term Loan B 4.13%, 11/21/2024	7,600,000	7,658,900

		24,419,762

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 0.1%
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan 5.85%, 9/27/2024	$3,431,373	$3,455,495

CONTAINERS & PACKAGING — 1.5%
Berlin Packaging LLC Senior Secured 2017 Term Loan B 5.13%, 10/1/2021	8,642,009	8,695,417
Plastipak Holdings, Inc. Senior Secured Term Loan B 4.63%, 10/14/2024	2,794,944	2,813,460
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan 4.63%, 2/5/2023	21,358,129	21,488,734
Tekni-Plex, Inc. Senior Secured 2017 USD Term Loan B1 5.13%, 10/17/2024	5,960,191	5,993,717

		38,991,328

DISTRIBUTORS — 1.6%
American Builders & Contractors Supply Co., Inc. Senior Secured 2018 Term Loan B 4.38%, 10/31/2023	8,359,454	8,359,455
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan 6.24%, 9/1/2021	8,016,652	8,131,891
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B 5.52%, 5/2/2023	24,873,418	25,106,730

		41,598,076

DIVERSIFIED CONSUMER SERVICES — 1.1%
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B 6.45%, 11/29/2024	27,650,000	28,043,183

DIVERSIFIED FINANCIAL SERVICES — 1.6%
AlixPartners LLP Senior Secured 2017 Term Loan B 5.05%, 4/4/2024	9,126,321	9,180,212

Security Description	Principal Amount	Value

Focus Financial Partners LLC Senior Secured 2018 1st Lien Term Loan 5.05%, 7/3/2024	$11,112,853	$11,178,863
Infinity Acquisition LLC Senior Secured New Term Loan B 5.30%, 8/6/2021	5,737,753	5,758,381
UFC Holdings LLC Senior Secured 1st Lien Term Loan 5.13%, 8/18/2023	5,492,395	5,528,864
Victory Capital Management, Inc. Senior Secured 2018 Term Loan B 5.05%, 2/7/2025	3,385,744	3,403,740
William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan 5.13%, 5/6/2021	4,825,708	4,864,916

		39,914,976

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.63%, 1/31/2025	44,108,384	43,460,653
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B 4.88%, 10/4/2023	14,137,158	13,979,317
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B 4.88%, 5/16/2024 (c)	6,947,500	6,977,895
Telenet Financing USD LLC Senior Secured USD Term Loan AL Zero Coupon, 3/1/2026	4,000,000	4,024,160
Telesat Canada Senior Secured Term Loan B4 5.31%, 11/17/2023	11,024,342	11,092,141
Zayo Group LLC Senior Secured 2017 Incremental Term Loan Zero Coupon, 1/19/2024	740,132	744,632

		80,278,798

ELECTRIC UTILITIES — 0.8%
TEX Operations Co. LLC:
Senior Secured Exit Term Loan B 4.38%, 8/4/2023	17,429,810	17,565,327

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Senior Secured Exit Term Loan C 4.38%, 8/4/2023	$3,096,569	$3,120,645

		20,685,972

ELECTRICAL EQUIPMENT — 0.4%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan 5.16%, 12/2/2024	1,913,014	1,933,732
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B 5.05%, 4/1/2024	9,335,349	9,398,083

		11,331,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan 5.38%, 7/26/2024 (c)	9,680,865	9,735,368
TTM Technologies, Inc.:
Senior Secured 2017 Term Loan 4.38%, 9/28/2024 (c)	340,769	342,118
Senior Secured 2018 Term Loan B 4.38%, 9/27/2024	5,752,688	5,771,874

		15,849,360

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B 5.77%, 10/31/2024	2,285,714	2,300,000

FOOD & STAPLES RETAILING — 1.3%
Albertsons LLC:
Senior Secured USD 2017 Term Loan B5 5.29%, 12/21/2022	2,442,756	2,420,368
Senior Secured USD 2017 Term Loan B6 4.96%, 6/22/2023	13,883,369	13,722,391
Chobani LLC Senior Secured 2017 Term Loan B 5.38%, 10/10/2023	8,077,596	8,128,081
Genoa, a QoL Healthcare Co. LLC Senior Secured 2017 1st Lien Term Loan 5.13%, 10/28/2023	2,953,246	2,975,853

Security Description	Principal Amount	Value

US Foods, Inc. Senior Secured 2016 Term Loan B 4.38%, 6/27/2023	$4,860,221	$4,898,058

		32,144,751

FOOD PRODUCTS — 1.1%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.70%, 7/3/2020	5,944,861	5,889,871
Dole Food Co., Inc. Senior Secured 2017 Term Loan B 4.69%, 4/6/2024	4,747,241	4,762,504
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan 4.13%, 8/3/2022	2,759,416	2,775,365
JBS USA LLC Senior Secured 2017 Term Loan B 4.68%, 10/30/2022	7,952,413	7,940,007
Post Holdings, Inc. Senior Secured 2017 Series A Incremental Term Loan 3.88%, 5/24/2024	4,133,004	4,144,887
Sigma Bidco B.V. Senior Secured 2018 USD Term Loan B Zero Coupon, 2/23/2025	1,500,000	1,501,252

		27,013,886

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
DJO Finance LLC Senior Secured 2015 Term Loan 5.13%, 6/8/2020	8,686,467	8,739,889
Onex Carestream Finance L.P.:
Senior Secured 1st Lien Term Loan 5.88%, 6/7/2019	4,323,128	4,353,866
Senior Secured 2nd Lien Term Loan 10.38%, 12/7/2019	16,900,077	16,900,076

		29,993,831

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2 6.02%, 9/7/2024	23,980,993	24,217,086
Senior Secured 2018 Term Loan B1 4.94%, 4/28/2022	2,591,658	2,605,873

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan 5.20%, 5/10/2023	$2,967,382	$2,990,572
BioClinica, Inc. Senior Secured 1st Lien Term Loan 6.00%, 10/20/2023 (c)	2,355,642	2,308,529
Certara L.P. Senior Secured 2018 Term Loan B Zero Coupon, 8/15/2024	1,676,424	1,686,902
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B 4.77%, 6/7/2023	6,295,370	6,350,486
Envision Healthcare Corp. Senior Secured 2016 Term Loan B 4.88%, 12/1/2023	13,691,617	13,765,209
Gem Acquisitions, Inc. Senior Secured 2018 1st Lien Term Loan Zero Coupon, 2/14/2025 (c)	4,891,304	4,900,476
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan 5.30%, 6/28/2024	4,353,070	4,374,836
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B 5.05%, 6/7/2023	15,045,510	15,129,238
National Mentor Holdings, Inc. Senior Secured Term Loan B 5.30%, 1/31/2021	2,650,572	2,663,414
NVA Holdings, Inc. Senior Secured Term Loan B3 5.05%, 2/2/2025 (c)	14,073,846	14,114,871
Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B 5.63%, 6/30/2021	17,766,426	17,937,427
PharMerica Corp. Senior Secured 1st Lien Term Loan 5.21%, 12/6/2024	12,000,000	12,062,520
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan B 4.88%, 5/15/2022	11,368,975	11,379,662
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B 5.13%, 9/2/2024	6,840,625	6,847,466
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.63%, 2/6/2024	11,018,535	10,564,020

Security Description	Principal Amount	Value

U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B 5.94%, 12/31/2022	$6,955,617	$6,996,169

		160,894,756

HEALTH CARE TECHNOLOGY — 0.6%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.63%, 3/1/2024	12,870,000	12,915,881
Press Ganey Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 4.88%, 10/21/2023	2,535,986	2,552,888

		15,468,769

HOTELS, RESTAURANTS & LEISURE — 5.9%
1011778 BC ULC Senior Secured Term Loan B3 4.55%, 2/16/2024	5,413,142	5,423,291
Boyd Gaming Corp. Senior Secured Term Loan B3 4.24%, 9/15/2023	897,187	902,848
CEC Entertainment, Inc. Senior Secured Term Loan B 5.13%, 2/14/2021	8,635,057	8,192,510
Churchill Downs, Inc. Senior Secured 2017 Term Loan B 3.88%, 12/27/2024	594,255	597,227
Cyan Blue Holding co. 3, Ltd. Senior Secured 2017 USD Term Loan B 5.05%, 8/23/2024	15,533,070	15,546,040
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.38%, 2/21/2024	24,846,487	24,830,958
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Term Loan Zero Coupon, 3/21/2025	1,807,692	1,817,861
Four Seasons Hotels, Ltd. Senior Secured 1st Lien Term Loan Zero Coupon, 11/30/2023	1,329,966	1,339,735
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan 4.90%, 10/4/2023	16,422,642	16,587,936
GVC Holdings PLC Senior Secured 2018 USD Term Loan Zero Coupon, 3/15/2024	5,718,954	5,739,800

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 5.13%, 7/31/2024	$6,135,529	$6,177,711
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B 4.72%, 4/14/2021 (c)	7,334,166	7,358,258
NPC International, Inc. Senior Secured 1st Lien Term Loan 5.38%, 4/19/2024	6,508,197	6,607,870
Penn National Gaming, Inc. Senior Secured 2017 Term Loan B 4.38%, 1/19/2024	1,720,000	1,732,436
Red Lobster Management LLC Senior Secured Term Loan B 7.13%, 7/28/2021	1,756,300	1,766,188
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 4.74%, 8/14/2024	8,546,296	8,587,062
Six Flags Theme Parks, Inc. Senior Secured 2015 Term Loan B Zero Coupon, 6/30/2022	370,920	372,834
Travel Leaders Group LLC Senior Secured 2017 1st Lien Term Loan 6.35%, 1/25/2024	4,396,654	4,460,757
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured 2018 Term Loan B 4.40%, 3/17/2025	20,480,663	20,548,556
Wyndham Hotels & Resorts, Inc. Senior Secured Term Loan B Zero Coupon, 3/28/2025	10,778,443	10,818,862

		149,408,740

HOUSEHOLD DURABLES — 0.7%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan 5.19%, 11/8/2023	18,171,635	16,495,302

HOUSEHOLD PRODUCTS — 0.0% (b)
CFSP Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan 4.82%, 3/21/2025	493,114	492,806
Senior Secured 2018 Delayed Draw Term Loan Zero Coupon, 3/6/2025	111,229	111,160

		603,966

Security Description	Principal Amount	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.9%
Calpine Corp.:
Senior Secured Term Loan B5 4.81%, 1/15/2024	$7,448,882	$7,478,268
Senior Secured Term Loan B6 4.80%, 1/15/2023	4,223,295	4,247,051
Senior Secured Term Loan B7 4.81%, 5/31/2023	4,223,431	4,244,548
NRG Energy, Inc. Senior Secured 2016 Term Loan B Zero Coupon, 6/30/2023	6,649,746	6,666,370

		22,636,237

INSURANCE — 3.5%
Acrisure LLC Senior Secured 2017 Term Loan B 5.99%, 11/22/2023	15,406,215	15,625,754
Alliant Holdings I, Inc. Senior Secured 2015 Term Loan B 5.13%, 8/12/2022	4,283,021	4,312,766
AmWINS Group, Inc. Senior Secured 2017 Term Loan B 4.63%, 1/25/2024	5,064,103	5,098,614
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan 5.38%, 10/22/2024	16,529,963	16,594,017
Hub International, Ltd. Senior Secured Term Loan B 4.84%, 10/2/2020	20,795,527	20,928,411
NFP Corp. Senior Secured Term Loan B 4.88%, 1/8/2024	10,967,757	11,016,892
Sedgwick Claims Management Services, Inc.:
Senior Secured 2017 1st Lien Term Loan Zero Coupon, 2/26/2021	6,262,778	6,268,258
Senior Secured 2nd Lien Term Loan 7.63%, 2/28/2022	7,666,667	7,718,417

		87,563,129

INTERNET & CATALOG RETAIL — 0.2%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B 4.38%, 8/18/2023	4,487,529	4,500,027

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

INTERNET SOFTWARE & SERVICES — 2.4%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan 4.13%, 2/15/2024	$13,349,977	$13,400,907
LANDesk Group, Inc. Senior Secured 2017 Term Loan B 6.13%, 1/20/2024	19,925,854	19,639,419
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan 4.79%, 11/3/2023	17,144,948	17,099,428
TCH-2 Holding LLC Senior Secured 2018 Term Loan B 5.88%, 5/6/2021	10,587,875	10,640,815

		60,780,569

IT SERVICES — 1.1%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan 5.63%, 2/27/2025	4,782,301	4,842,080
First Data Corp.:
Senior Secured 2022 USD Term Loan 4.12%, 7/8/2022	2,640,676	2,647,541
Senior Secured 2024 USD Term Loan 4.12%, 4/26/2024	6,018,044	6,033,480
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B 4.45%, 2/2/2024	7,226,578	7,260,904
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.03%, 2/1/2023	7,098,581	7,177,553

		27,961,558

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 8/30/2024 (c)	6,274,557	6,302,008
INC Research LLC Senior Secured 2017 Term Loan B 4.13%, 8/1/2024	6,649,046	6,680,230
Jaguar Holding Co. II Senior Secured 2018 Term Loan 4.80%, 8/18/2022	8,897,584	8,938,825

Security Description	Principal Amount	Value

Parexel International Corp. Senior Secured Term Loan B 4.63%, 9/27/2024	$16,900,364	$16,925,715

		38,846,778

MACHINERY — 1.8%
Apex Tool Group LLC Senior Secured 2018 Term Loan B 5.63%, 2/1/2022	3,639,518	3,639,845
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan 5.55%, 7/19/2024	4,987,500	4,994,782
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan 5.38%, 8/5/2024	2,444,612	2,457,446
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B 5.03%, 3/7/2025	10,135,135	10,166,808
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B 3.00%, 3/28/2025	24,822,695	24,807,181

		46,066,062

MEDIA — 7.4%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan 4.47%, 1/31/2026	5,500,919	5,418,433
Atlantic Broadband Finance LLC Senior Secured 2017 1st Lien Term Loan 4.25%, 1/3/2025	2,972,973	2,978,963
CBS Radio, Inc. Senior Secured 2017 Term Loan B 4.62%, 11/17/2024	1,710,000	1,720,687
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan 4.04%, 7/17/2025	8,851,012	8,838,134
Senior Secured 2018 Term Loan B 4.28%, 1/25/2026	11,666,667	11,683,117
Entravision Communications Corp. Senior Secured 2017 Term Loan B 4.63%, 11/29/2024	8,291,667	8,314,137
Gray Television, Inc. Senior Secured 2017 Term Loan B 3.92%, 2/7/2024	3,364,912	3,383,840

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Lions Gate Entertainment Corp. Senior Secured 2018 Term Loan B Zero Coupon, 3/19/2025	$2,105,263	$2,114,474
MCC Iowa LLC Senior Secured Term Loan N Zero Coupon, 2/15/2024	574,412	574,952
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan 5.53%, 9/13/2024	21,917,787	21,954,938
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	511,610	513,794
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	3,973,958	3,990,927
Numericable Group SA Senior Secured USD Term Loan B12 4.72%, 1/31/2026	11,111,033	10,823,980
Red Ventures LLC Senior Secured 1st Lien Term Loan 5.88%, 11/8/2024	31,541,500	31,860,227
Sinclair Television Group, Inc. Senior Secured 2017 Term Loan B 2.50%, 12/12/2024	7,390,244	7,431,814
Unitymedia Finance LLC Senior Secured USD Term Loan D 4.03%, 1/15/2026	5,111,111	5,111,827
Univision Communications, Inc. Senior Secured Term Loan C5 4.63%, 3/15/2024	26,217,202	25,837,708
Virgin Media Bristol LLC Senior Secured 2017 USD Term Loan 4.28%, 1/15/2026	21,590,909	21,725,852
WMG Acquisition Corp. Senior Secured 2017 Term Loan E 4.13%, 11/1/2023	5,853,428	5,881,905
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E 4.28%, 4/15/2025	7,089,037	7,047,318

		187,207,027

METALS & MINING — 0.0% (b)
PLZ Aeroscience Corp. Senior Secured USD Term Loan 5.80%, 7/31/2022 (c)	1,289,469	1,303,576

Security Description	Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 1.4%
BCP Raptor LLC Senior Secured Term Loan B 6.04%, 6/24/2024	$1,994,975	$2,008,690
EG Finco, Ltd. Senior Secured 2018 USD Term Loan 4.00%, 1/19/2025	24,676,986	24,652,310
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan 4.79%, 2/17/2025	8,421,053	8,392,126

		35,053,126

PERSONAL PRODUCTS — 0.2%
Zodiac Pool Solutions LLC Senior Secured 2018 Term Loan B Zero Coupon, 3/31/2025	4,098,361	4,128,463

PHARMACEUTICALS — 4.0%
Akorn, Inc. Senior Secured Term Loan B 6.19%, 4/16/2021	4,666,667	4,643,334
Amneal Pharmaceuticals LLC Senior Secured Term Loan B 5.38%, 3/7/2025	14,778,481	14,806,191
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B 6.99%, 7/5/2023	1,633,818	1,660,368
Endo Luxembourg Finance Co. I S.a r.l. Senior Secured 2017 Term Loan B 6.19%, 4/29/2024	25,360,086	25,354,761
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan 5.13%, 3/29/2024 (c)	14,717,083	14,818,263
Pearl Intermediate Parent LLC Senior Secured 2018 1st Lien Term Loan 4.53%, 2/14/2025	9,223,595	9,140,028
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B Series F4 5.24%, 4/1/2022	29,819,674	30,167,967

		100,590,912

POLLUTION CONTROL — 0.1%
Core & Main L.P. Senior Secured 2017 Term Loan B 5.21%, 8/1/2024	2,350,131	2,366,288

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan 5.02%, 7/23/2021	$11,440,721	$11,232,329
Senior Secured 2014 2nd Lien Term Loan 8.27%, 7/25/2022	15,753,373	15,173,885
Information Resources, Inc. Senior Secured 1st Lien Term Loan 6.19%, 1/18/2024	18,424,318	18,585,530

		44,991,744

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan 4.38%, 3/24/2024	1,278,654	1,284,517
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B 4.88%, 10/24/2022	7,511,459	7,264,182
VICI Properties 1 LLC Senior Secured Replacement Term Loan B 3.85%, 12/20/2024	3,278,959	3,293,140

		11,841,839

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B 5.80%, 6/30/2024	1,505,213	1,528,966
Realogy Corp. Senior Secured 2018 Term Loan B 3.96%, 2/8/2025	2,280,476	2,296,690

		3,825,656

RECYCLING — 0.1%
Gopher Resource LLC Senior Secured 1st Lien Term Loan 5.48%, 3/6/2025	2,261,306	2,285,333

RETAIL-RESTAURANTS — 0.6%
IRB Holding Corp. Senior Secured 1st Lien Term Loan 4.94%, 2/5/2025	7,018,588	7,101,933

Security Description	Principal Amount	Value

K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan 5.04%, 3/7/2025	$2,500,000	$2,515,937
Tacala LLC Senior Secured 1st Lien Term Loan 4.91%, 1/31/2025	5,222,222	5,257,316

		14,875,186

ROAD & RAIL — 0.2%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan 7.88%, 6/15/2023	5,000,000	5,093,750

SEMICONDUCTOR EQUIPMENT — 0.9%
MA FinanceCo. LLC Senior Secured USD Term Loan B3 4.63%, 6/21/2024	2,817,485	2,792,396
Seattle Spinco, Inc. Senior Secured USD Term Loan B3 4.63%, 6/21/2024	19,027,175	18,857,737

		21,650,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B 4.11%, 7/5/2021	8,993,164	9,076,351
ON Semiconductor Corp. Senior Secured 2017 1st Lien Term Loan 3.88%, 3/31/2023	1,703,985	1,714,319

		10,790,670

SOFTWARE — 14.2%
Almonde, Inc. Senior Secured USD 2nd Lien Term Loan 9.23%, 6/13/2025	8,000,000	7,944,360
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.55%, 9/19/2024	1,829,885	1,845,403
Senior Secured 2017 2nd Lien Term Loan 9.30%, 9/19/2025	454,545	471,025
Avast Software B.V. Senior Secured USD 2017 Term Loan B 5.05%, 9/30/2023	4,628,051	4,662,761
BMC Software Finance, Inc. Senior Secured USD 2017 1st Lien Term Loan 5.13%, 9/10/2022	31,350,848	31,544,910

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan 4.88%, 4/27/2024	$4,533,846	$4,555,313
Compuware Corp. Senior Secured Term Loan B3 5.38%, 12/15/2021	24,012,698	24,342,872
Epicor Software Corp. Senior Secured 1st Lien Term Loan 5.13%, 6/1/2022	16,663,486	16,754,635
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan 5.13%, 2/26/2025	10,169,492	10,243,678
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan Zero Coupon, 3/22/2025	6,811,024	6,828,051
Hyland Software, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.13%, 7/1/2022	11,586,021	11,699,854
Senior Secured 2017 2nd Lien Term Loan Zero Coupon, 7/7/2025	608,696	616,810
Informatica Corp. Senior Secured 2018 USD Term Loan 5.13%, 8/5/2022	4,962,019	4,997,299
Kronos, Inc. Senior Secured Term Loan B 4.88%, 11/1/2023	18,822,762	18,964,968
McAfee LLC Senior Secured 2017 USD Term Loan B 6.38%, 9/30/2024	36,752,812	37,177,675
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan 5.13%, 11/29/2024	14,002,357	14,023,360
Senior Secured 2017 2nd Lien Term Loan 9.14%, 11/20/2025	17,272,727	17,415,227
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B 5.04%, 4/26/2024	7,940,000	7,849,008
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B 5.38%, 2/9/2024 (c)	5,969,829	6,033,288
Quest Software US Holdings, Inc. Senior Secured 2017 Term Loan B 7.27%, 10/31/2022	19,695,261	20,089,265

Security Description	Principal Amount	Value

SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B 4.88%, 2/21/2024	$23,067,187	$23,196,940
Solera Holdings, Inc. Senior Secured USD Term Loan B 4.63%, 3/3/2023	2,790,845	2,801,618
Sophia L.P. Senior Secured 2017 Term Loan B 5.55%, 9/30/2022	3,344,722	3,358,152
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4 Zero Coupon, 2/28/2025	8,130,961	8,179,665
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B3 Zero Coupon, 2/28/2025	22,792,866	22,929,395
TIBCO Software, Inc. Senior Secured Repriced Term Loan B 5.38%, 12/4/2020	18,471,595	18,560,166
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B 6.80%, 1/27/2023	19,546,229	19,495,702
VF Holding Corp. Senior Secured Reprice Term Loan 5.13%, 6/30/2023	11,229,836	11,339,833

		357,921,233

SPECIALTY RETAIL — 4.7%
Bass Pro Group LLC Senior Secured Term Loan B 6.88%, 9/25/2024	28,919,451	28,684,481
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5 4.38%, 11/17/2024	9,814,014	9,854,497
Michaels Stores, Inc. Senior Secured 2016 Term Loan B1 4.63%, 1/30/2023	16,800,232	16,899,018
National Vision, Inc. Senior Secured 2017 Repriced Term Loan 4.63%, 11/20/2024	7,337,257	7,393,790
Party City Holdings, Inc. Senior Secured 2018 Term Loan B 4.53%, 8/19/2022	7,072,957	7,107,792
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B 4.77%, 1/26/2023	12,502,979	9,214,007

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

PetSmart, Inc. Senior Secured Term Loan B2 4.68%, 3/11/2022	$8,841,271	$7,118,240
Staples, Inc. Senior Secured 2017 Term Loan B 5.79%, 9/12/2024	32,108,312	31,863,486

		118,135,311

THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan 5.02%, 11/1/2024	3,303,910	3,310,105

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B2 4.07%, 4/3/2022	6,773,145	6,784,084
SiteOne Landscape Supply, Inc. Senior Secured 2017 1st Lien Term Loan 4.63%, 4/29/2022 (c)	1,031,088	1,036,248
Univar, Inc. Senior Secured 2017 USD Term Loan B 4.38%, 7/1/2024	9,287,790	9,361,070

		17,181,402

TOTAL SENIOR FLOATING RATE LOANS (Cost $2,326,343,802)		2,339,817,243

CORPORATE BONDS & NOTES — 5.4%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,125,000

COMMERCIAL SERVICES — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	2,122,000	2,299,611

DISTRIBUTION & WHOLESALE — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (d)	7,750,000	7,701,562

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 5.25%, 10/15/2024	3,145,000	3,042,788

ELECTRIC — 0.1%
Calpine Corp. 5.88%, 1/15/2024 (d)	1,000,000	1,009,800

Security Description	Principal Amount	Value

ELECTRONICS — 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025 (d)	$3,500,000	$3,478,300

ENTERTAINMENT — 0.3%
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	7,750,000	7,575,625

ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 9.88%, 2/1/2021 (d)	2,154,000	2,267,085

FOOD — 0.2%
Post Holdings, Inc. 5.00%, 8/15/2026 (d)	4,000,000	3,800,000

HEALTH CARE PRODUCTS — 0.0% (b)
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	830,000	853,863

HEALTH CARE SERVICES — 1.3%
HCA, Inc. 5.00%, 3/15/2024	1,000,000	1,007,500
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	15,000,000	15,487,500
Tenet Healthcare Corp.:
5.13%, 5/1/2025 (d)	6,167,000	5,928,337
6.75%, 2/1/2020	2,000,000	2,065,000
8.13%, 4/1/2022	8,000,000	8,340,000

		32,828,337

INSURANCE — 0.1%
AssuredPartners, Inc. 7.00%, 8/15/2025 (d)	3,410,000	3,392,950

IT SERVICES — 0.2%
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	5,500,000	5,225,000

LEISURE TIME — 0.0% (b)
Sabre GLBL, Inc. 5.25%, 11/15/2023 (d)	500,000	504,550

MEDIA — 0.5%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (d)	700,000	711,900
Gray Television, Inc.:
5.13%, 10/15/2024 (d)	3,000,000	2,902,500
5.88%, 7/15/2026 (d)	3,000,000	2,925,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (d)	1,000,000	975,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	5,000,000	4,956,250

		12,470,650

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	$2,320,000	$2,468,016
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,463,220
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 3 Month USD LIBOR + 3.50% 5.22%, 7/15/2021 (d) (e)	2,000,000	2,022,500

		5,953,736

PHARMACEUTICALS — 0.3%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (d)	1,517,000	1,494,245
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (d)	1,000,000	757,500
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (d)	3,000,000	2,920,500
6.50%, 3/15/2022 (d)	1,734,000	1,788,188

		6,960,433

RETAIL — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (d)	14,034,000	13,402,470
5.00%, 10/15/2025 (d)	500,000	475,625
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	2,809,875

		16,687,970

SOFTWARE — 0.6%
First Data Corp. 5.00%, 1/15/2024 (d)	7,396,000	7,396,000
Infor US, Inc. 6.50%, 5/15/2022	7,000,000	7,122,500

		14,518,500

TOTAL CORPORATE BONDS & NOTES (Cost $137,718,203)		135,695,760

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g) (Cost $78,924,143)	78,924,143	$78,924,143

TOTAL INVESTMENTS — 101.1% (Cost $2,542,986,148)		2,554,437,146

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(26,555,447)

NET ASSETS — 100.0%		$2,527,881,699

(a)	The rate shown represents the rate at March 31, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $87,046,585 representing 3.4% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 98.1% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.

LIBOR = London Interbank Offered Rate

At March 31, 2018, the Fund had unfunded loan commmitments of $4,840,090, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Mitchell International, Inc.	$1,129,222	$1,130,916	$1,694
Access CIG LLC	998,046	1,010,521	12,476
Pearl Intermediate Parent LLC	2,712,822	2,688,244	(21,752)

			$(7,582)

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Senior Floating Rate Loans
Aerospace & Defense	$—	$50,885,550	$—	$50,885,550
Airlines	—	798,662	—	798,662
Auto Components	—	23,193,873	—	23,193,873
Automobiles	—	10,954,537	—	10,954,537
Building Products	—	7,374,422	—	7,374,422
Capital Markets	—	20,116,460	—	20,116,460
Casino Hotels	—	15,038,023	—	15,038,023
Chemicals	—	27,258,826	—	27,258,826
Commercial Banks	—	7,300,726	—	7,300,726
Commercial Services & Supplies	—	184,084,087	—	184,084,087
Communications Equipment	—	17,834,031	—	17,834,031
Computers & Peripherals	—	5,179,166	—	5,179,166
Construction & Engineering	—	24,419,762	—	24,419,762
Construction Materials	—	3,455,495	—	3,455,495
Containers & Packaging	—	38,991,328	—	38,991,328
Distributors	—	41,598,076	—	41,598,076
Diversified Consumer Services	—	28,043,183	—	28,043,183
Diversified Financial Services	—	39,914,976	—	39,914,976
Diversified Telecommunication Services	—	80,278,798	—	80,278,798
Electric Utilities	—	20,685,972	—	20,685,972
Electrical Equipment	—	11,331,815	—	11,331,815
Electronic Equipment, Instruments & Components	—	15,849,360	—	15,849,360
Energy Equipment & Services	—	2,300,000	—	2,300,000
Food & Staples Retailing	—	32,144,751	—	32,144,751
Food Products	—	27,013,886	—	27,013,886
Health Care Equipment & Supplies	—	29,993,831	—	29,993,831
Health Care Providers & Services	—	160,894,756	—	160,894,756
Health Care Technology	—	15,468,769	—	15,468,769
Hotels, Restaurants & Leisure	—	149,408,740	—	149,408,740
Household Durables	—	16,495,302	—	16,495,302
Household Products	—	603,966	—	603,966
Independent Power Producers & Energy Traders	—	22,636,237	—	22,636,237
Insurance	—	87,563,129	—	87,563,129
Internet & Catalog Retail	—	4,500,027	—	4,500,027
Internet Software & Services	—	60,780,569	—	60,780,569
IT Services	—	27,961,558	—	27,961,558
Life Sciences Tools & Services	—	38,846,778	—	38,846,778
Machinery	—	46,066,062	—	46,066,062
Media	—	187,207,027	—	187,207,027
Metals & Mining	—	1,303,576	—	1,303,576
Oil, Gas & Consumable Fuels	—	35,053,126	—	35,053,126
Personal Products	—	4,128,463	—	4,128,463
Pharmaceuticals	—	100,590,912	—	100,590,912
Pollution Control	—	2,366,288	—	2,366,288
Professional Services	—	44,991,744	—	44,991,744
Real Estate Investment Trusts (REITs)	—	11,841,839	—	11,841,839
Real Estate Management & Development	—	3,825,656	—	3,825,656
Recycling	—	2,285,333	—	2,285,333
Retail-Restaurants	—	14,875,186	—	14,875,186

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Road & Rail	$—	$5,093,750	$—	$5,093,750
Semiconductor Equipment	—	21,650,133	—	21,650,133
Semiconductors & Semiconductor Equipment	—	10,790,670	—	10,790,670
Software	—	357,921,233	—	357,921,233
Specialty Retail	—	118,135,311	—	118,135,311
Thrifts & Mortgage Finance	—	3,310,105	—	3,310,105
Trading Companies & Distributors	—	17,181,402	—	17,181,402
Corporate Bonds & Notes
Aerospace & Defense	—	5,125,000	—	5,125,000
Commercial Services	—	2,299,611	—	2,299,611
Distribution & Wholesale	—	7,701,562	—	7,701,562
Diversified Financial Services	—	3,042,788	—	3,042,788
Electric	—	1,009,800	—	1,009,800
Electronics	—	3,478,300	—	3,478,300
Entertainment	—	7,575,625	—	7,575,625
Environmental Control	—	2,267,085	—	2,267,085
Food	—	3,800,000	—	3,800,000
Health Care Products	—	853,863	—	853,863
Health Care Services	—	32,828,337	—	32,828,337
Insurance	—	3,392,950	—	3,392,950
IT Services	—	5,225,000	—	5,225,000
Leisure Time	—	504,550	—	504,550
Media	—	12,470,650	—	12,470,650
Packaging & Containers	—	5,953,736	—	5,953,736
Pharmaceuticals	—	6,960,433	—	6,960,433
Retail	—	16,687,970	—	16,687,970
Software	—	14,518,500	—	14,518,500
Short-Term Investment	78,924,143	—	—	78,924,143

TOTAL INVESTMENTS	$78,924,143	$2,475,513,003	$—	$2,554,437,146

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan(a)	—	(7,582)	—	(7,582)

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$78,924,143	$2,475,505,421	$—	$2,554,429,564

(a)	Includes depreciation on unfunded loan commitments.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,281,817	$119,281,817	$1,104,814,293	$1,145,171,967	$—	$—	78,924,143	$78,924,143	$1,716,384	$—

See accompanying notes to schedules of investments.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 61.9%
AEROSPACE & DEFENSE — 0.7%
United Technologies Corp. 3 Month USD LIBOR + 0.35% 2.12%, 11/1/2019 (a)	$250,000	$250,475
AUTO MANUFACTURERS — 9.0%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.89%, 1/22/2019 (a)	300,000	300,066
Series MTN, 3 Month USD LIBOR + 0.27%, 2.01%, 7/20/2020 (a)	400,000	400,344
BMW US Capital LLC 3 Month USD LIBOR + 0.38% 2.08%, 4/6/2020 (a) (b)	600,000	602,196
Daimler Finance North America LLC:
1.65%, 5/18/2018 (b)	300,000	299,703
3 Month USD LIBOR + 0.25%, 2.04%, 11/5/2018 (a) (b)	300,000	300,066
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 2.61%, 9/13/2019 (a) (b)	435,000	436,035
3 Month USD LIBOR + 1.01%, 3.06%, 3/8/2019 (a) (b)	300,000	302,055
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 1.80%, 1/10/2020 (a)	250,000	249,757
3 Month USD LIBOR + 0.39%, 2.12%, 1/17/2019 (a)	368,000	368,696

		3,258,918

BANKS — 21.5%
Australia & New Zealand Banking Group, Ltd. 3 Month USD LIBOR + 0.32% 2.12%, 11/9/2020 (a) (b)	300,000	299,484
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.44%, 2.56%, 6/15/2020 (a)	250,000	250,550
Series MTN, 3 Month USD LIBOR + 0.60%, 2.67%, 12/12/2019 (a)	200,000	200,986
Bank of Nova Scotia 3 Month USD LIBOR + 0.66% 2.77%, 6/14/2019 (a)	400,000	401,660
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45% 2.17%, 1/15/2020 (a)	250,000	250,717
Citibank NA Series BKNT, 3 Month USD LIBOR + 0.30% 2.04%, 10/20/2020 (a)	500,000	498,745

Security Description	Principal Amount	Value

Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45% 2.52%, 3/10/2020 (a) (b)	$450,000	$450,702
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48% 2.19%, 1/10/2023 (a)	250,000	249,490
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.76%, 10/23/2019 (a)	409,000	412,873
3 Month USD LIBOR + 1.77%, 3.71%, 2/25/2021 (a)	250,000	258,192
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10% 3.13%, 6/7/2021 (a)	500,000	509,805
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 2.59%, 1/24/2019 (a)	430,000	431,858
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.29%, 2/10/2021 (a)	250,000	250,200
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.24%, 7/29/2019 (a)	250,000	250,680
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.65%, 3/15/2019 (a)	250,000	250,650
Santander UK PLC 3 Month USD LIBOR + 0.30% 2.09%, 11/3/2020 (a)	600,000	598,728
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.35% 2.08%, 1/17/2020 (a)	250,000	249,645
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91% 2.64%, 10/18/2019 (a) (b)	150,000	151,004
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.75%, 7/2/2019 (a)	250,000	250,653
Series MTN, 3 Month USD LIBOR + 0.84%, 2.58%, 1/22/2019 (a)	100,000	100,518
UBS AG:
3 Month USD LIBOR + 0.32%, 2.30%, 5/28/2019 (a) (b)	250,000	250,085
3 Month USD LIBOR + 0.48%, 2.49%, 12/1/2020 (a) (b)	250,000	250,300
US Bank NA Series BKNT, 3 Month USD LIBOR + 0.48% 2.24%, 10/28/2019 (a)	100,000	100,392
Wells Fargo & Co.:
3 Month USD LIBOR + 0.63%, 2.37%, 4/23/2018 (a)	100,000	100,018
3 Month USD LIBOR + 0.93%, 2.74%, 2/11/2022 (a)	500,000	502,355

See accompanying notes to schedules of investments.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Westpac Banking Corp. 3 Month USD LIBOR + 0.56% 2.44%, 8/19/2019 (a)	$275,000	$276,050

		7,796,340

BEVERAGES — 1.9%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40% 2.17%, 2/1/2019 (a)	200,000	200,384
PepsiCo, Inc.:
3 Month USD LIBOR + 0.27%, 1.97%, 10/4/2019 (a)	250,000	250,688
3 Month USD LIBOR + 0.37%, 2.14%, 5/2/2022 (a)	250,000	251,637

		702,709

BIOTECHNOLOGY — 1.7%
Gilead Sciences, Inc.:
3 Month USD LIBOR + 0.17%, 2.37%, 9/20/2018 (a)	250,000	250,043
3 Month USD LIBOR + 0.22%, 2.42%, 3/20/2019 (a)	350,000	350,038

		600,081

DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.73%, 3/18/2019 (a)	350,000	351,102
Series MTN, 3 Month USD LIBOR + 0.43%, 2.45%, 3/3/2020 (a)	350,000	350,777

		701,879

ELECTRONICS — 0.6%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28% 2.05%, 10/30/2019 (a)	235,000	235,604

HEALTH CARE SERVICES — 0.8%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.07% 1.79%, 10/15/2020 (a)	300,000	299,217

IT SERVICES — 2.7%
Apple, Inc. 3 Month USD LIBOR + 0.07% 1.88%, 5/11/2020 (a)	680,000	679,381
IBM Credit LLC 3 Month USD LIBOR + 0.16% 1.95%, 2/5/2021 (a)	300,000	299,877

		979,258

MACHINERY, CONSTRUCTION & MINING — 2.9%
Caterpillar Financial Services Corp.:
3 Month USD LIBOR + 0.28%, 2.53%, 3/22/2019 (a)	300,000	300,435

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.13%, 2.14%, 11/29/2019 (a)	$500,000	$499,770
Series MTN, 3 Month USD LIBOR + 0.18%, 2.21%, 12/6/2018 (a)	250,000	250,065

		1,050,270

MACHINERY-DIVERSIFIED — 2.2%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.29%, 1.99%, 10/9/2019 (a)	325,000	325,543
3 Month USD LIBOR + 0.57%, 2.27%, 1/8/2019 (a)	200,000	200,734
Series MTN, 3 Month USD LIBOR + 0.29%, 2.54%, 6/22/2020 (a)	275,000	275,566

		801,843

MEDIA — 1.8%
NBCUniversal Enterprise, Inc.:
1.66%, 4/15/2018 (b)	250,000	249,940
3 Month USD LIBOR + 0.40%, 2.71%, 4/1/2021 (a) (b)	400,000	401,740

		651,680

MISCELLANEOUS MANUFACTURER — 2.5%
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.23%, 1/14/2019 (a)	63,000	63,071
Series MTN, 3 Month USD LIBOR + 0.71%, 2.40%, 4/2/2018 (a)	200,000	200,000
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.41%, 9/13/2019 (a) (b)	200,000	200,550
3 Month USD LIBOR + 0.34%, 2.49%, 3/16/2020 (a) (b)	450,000	451,008

		914,629

OIL & GAS — 6.3%
BP Capital Markets PLC 3 Month USD LIBOR + 0.65% 2.83%, 9/19/2022 (a)	250,000	252,548
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 2.74%, 5/15/2022 (a)	550,000	560,620
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.42%, 9/12/2019 (a)	300,000	301,104
3 Month USD LIBOR + 0.45%, 2.26%, 5/11/2020 (a)	200,000	200,988
3 Month USD LIBOR + 0.58%, 2.39%, 11/10/2018 (a)	250,000	250,738

See accompanying notes to schedules of investments.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Statoil ASA 3 Month USD LIBOR + 0.46% 2.25%, 11/8/2018 (a)	$250,000	$250,500
Total Capital International SA 3 Month USD LIBOR + 0.35% 2.53%, 6/19/2019 (a)	450,000	451,381

		2,267,879

PHARMACEUTICALS — 0.7%
Pfizer, Inc. 3 Month USD LIBOR + 0.30% 2.42%, 6/15/2018 (a)	250,000	250,098

RETAIL — 1.7%
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 2.17%, 6/5/2020 (a)	350,000	350,150
Lowe’s Cos., Inc. 3 Month USD LIBOR + 0.42% 2.49%, 9/10/2019 (a)	250,000	251,033

		601,183

SEMICONDUCTORS — 0.8%
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.27%, 2.15%, 5/18/2018 (a)	150,000	150,015
3 Month USD LIBOR + 0.36%, 2.24%, 5/20/2019 (a)	150,000	150,225

		300,240

SOFTWARE — 0.7%
Oracle Corp. 3 Month USD LIBOR + 0.51% 2.21%, 10/8/2019 (a)	250,000	251,685

TELECOMMUNICATIONS — 0.9%
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34% 2.54%, 9/20/2019 (a)	310,000	311,197

TRANSPORTATION — 0.6%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45% 2.76%, 4/1/2023 (a)	200,000	199,558

TOTAL CORPORATE BONDS & NOTES (Cost $22,421,614)		22,424,743

ASSET-BACKED SECURITIES — 23.2%
AUTOMOBILE — 10.0%
BMW Vehicle Lease Trust Series 2016-1, Class A4, 1.51%, 6/20/2019	1,000,000	996,974
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.92%, 9/15/2019 (a)	88,727	88,728

Security Description	Principal Amount	Value

Honda Auto Receivables Owner Trust Series 2015-2, Class A3, 1.04%, 2/21/2019	$282,851	$282,593
Nissan Auto Receivables Owner Trust:
Series 2017-A, Class A2A, 1.47%, 1/15/2020	82,695	82,362
Series 2015-C, Class A3, 1.37%, 5/15/2020	354,503	352,366
Series 2018-A, Class A2A, 2.39%, 12/15/2020	500,000	499,136
Toyota Auto Receivables Owner Trust:
Series 2016-D, Class A2A, 1.06%, 5/15/2019	46,627	46,543
Series 2015-A, Class A3, 1.12%, 2/15/2019	7,017	7,013
Series 2015-A, Class A4, 1.52%, 6/15/2020	250,000	248,996
Series 2017-B, Class A2A, 1.46%, 1/15/2020	191,071	190,292
Series 2015-B, Class A4, 1.74%, 9/15/2020	300,000	298,536
World Omni Auto Receivables Trust Series 2015-B, Class A3, 1.49%, 12/15/2020	545,197	542,704

		3,636,243

CREDIT CARD — 13.2%
American Express Credit Account Master Trust Series 2017-4, Class A, 1.64%, 12/15/2021	500,000	495,126
BA Credit Card Trust:
Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 2.17%, 10/15/2021 (a)	400,000	401,048
Series 2014-A1, Class A, 1 Month USD LIBOR + 0.38%, 2.16%, 6/15/2021 (a)	250,000	250,528
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5, 1.60%, 5/17/2021	855,000	853,080
Chase Issuance Trust:
Series 2016-A5, Class A5, 1.27%, 7/15/2021	1,000,000	983,427
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 2.06%, 4/15/2020 (a)	150,000	150,009
Citibank Credit Card Issuance Trust:
Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 2.15%, 5/26/2020 (a)	220,000	220,067
Series 2017-A2, Class A2, 1.74%, 1/19/2021	400,000	397,665
Discover Card Execution Note Trust:

See accompanying notes to schedules of investments.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2015-A3, Class A, 1.45%, 3/15/2021	$530,000	$527,610
Series 2013-A6, Class A6, 1 Month USD LIBOR + 0.45%, 2.23%, 4/15/2021 (a)	300,000	300,514
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR + 0.72%, 2.50%, 4/15/2020 (a) (b)	200,000	200,065

		4,779,139

TOTAL ASSET-BACKED SECURITIES (Cost $8,425,781)		8,415,382

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
CANADA — 0.7%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.35%, 9/21/2020 (a) (Cost $250,000)	250,000	250,450

U.S. TREASURY OBLIGATIONS — 10.8%
Treasury Notes:
0.63%, 6/30/2018	1,650,000	1,645,488
1.00%, 11/30/2018	840,000	834,294
1.25%, 6/30/2019	390,000	385,521
1.38%, 9/30/2019	340,000	335,647
2.00%, 1/31/2020	700,000	696,708

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,908,653)		3,897,658

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $801,459)	801,459	$801,459

TOTAL INVESTMENTS — 98.8% (Cost $35,807,507)		35,789,692

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		431,913

NET ASSETS — 100.0%		$36,221,605

(a)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 96.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Aerospace & Defense	$—	$250,475	$—	$250,475
Auto Manufacturers	—	3,258,918	—	3,258,918
Banks	—	7,796,340	—	7,796,340
Beverages	—	702,709	—	702,709
Biotechnology	—	600,081	—	600,081
Diversified Financial Services	—	701,879	—	701,879
Electronics	—	235,604	—	235,604
Health Care Services	—	299,217	—	299,217
IT Services	—	979,258	—	979,258
Machinery, Construction & Mining	—	1,050,270	—	1,050,270
Machinery-Diversified	—	801,843	—	801,843
Media	—	651,680	—	651,680
Miscellaneous Manufacturer	—	914,629	—	914,629

See accompanying notes to schedules of investments.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Oil & Gas	$—	$2,267,879	$—	2,267,879
Pharmaceuticals	—	250,098	—	250,098
Retail	—	601,183	—	601,183
Semiconductors	—	300,240	—	300,240
Software	—	251,685	—	251,685
Telecommunications	—	311,197	—	311,197
Transportation	—	199,558	—	199,558
Asset-Backed Securities
Automobile	—	3,636,243	—	3,636,243
Credit Card	—	4,779,139	—	4,779,139
Foreign Government Obligations	—	250,450	—	250,450
U.S. Treasury Obligations	—	3,897,658	—	3,897,658
Short-Term Investment	801,459	—	—	801,459

TOTAL INVESTMENTS	$801,459	$34,988,233	$—	$35,789,692

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,860	$133,860	$33,211,081	$32,543,482	$—	$—	801,459	$801,459	$5,544	$—

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 13.7%
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	$2,555,000	$2,511,692
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (a)	1,275,000	1,262,250
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	2,010,000	1,936,032
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,590,000	1,596,273

		7,306,247

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,277,602

BRAZIL — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	1,769,000	1,780,056
7.25%, 6/1/2021 (a)	100,000	100,625
MARB BondCo PLC 7.00%, 3/15/2024 (a)	600,000	564,000
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,006,250

		3,450,931

CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	1,765,000	1,678,956
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,465,000	3,366,975
Fortis, Inc. 2.10%, 10/4/2021	1,605,000	1,535,389
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,410,000	3,351,314

		9,932,634

CAYMAN ISLANDS — 0.1%
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,314,000	4,359,297
Industrial Senior Trust Series REGS, 5.50% 11/1/2022	500,000	497,750

		4,857,047

CHILE — 0.8%
Banco de Credito e Inversiones Series REGS, 4.00%, 2/11/2023	2,000,000	2,016,652

Security Description	Principal Amount	Value
Banco del Estado de Chile:
Series REGS, 2.67%, 1/8/2021 (a)	$300,000	$293,625
Series REGS, 3.88%, 2/8/2022	1,500,000	1,512,254
Series REGS, 4.13%, 10/7/2020	1,900,000	1,935,915
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	437,371
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,444,883
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	4,900,000	5,152,119
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020 (c)	1,173,644	1,197,521
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,480,000	2,543,355
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	7,214,000	7,269,189
SACI Falabella 3.75%, 4/30/2023	3,600,000	3,567,053
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	960,000

		28,329,937

CHINA — 0.8%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	200,000	193,638
3.13%, 11/28/2021	560,000	558,706
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	700,000	716,723
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	1,100,000	1,108,848
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	5,700,000	5,518,911
CNPC General Capital, Ltd.: Series REGS, 3.40%, 4/16/2023	3,000,000	2,966,526
Series REGS, 3.95%, 4/19/2022	500,000	508,687
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	3,700,000	3,830,270
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	1,967,474
Series REGS, 2.75%, 9/29/2026	3,300,000	2,995,427
Sinopec Group Overseas Development 2017, Ltd.:

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

2.25%, 9/13/2020 (a)	$800,000	$782,244
3.63%, 4/12/2027 (a)	700,000	677,514
Tencent Holdings, Ltd. 3 Month USD LIBOR + 0.61%, 2.34%, 1/19/2023 (a) (b)	3,300,000	3,303,630

		25,128,598

COLOMBIA — 0.0% (d)
Bancolombia SA 6.13%, 7/26/2020	600,000	634,500
Ecopetrol SA 7.63%, 7/23/2019	800,000	846,064

		1,480,564

COSTA RICA — 0.1%
Banco Nacional de Costa Rica:
Series REGS, 5.88%, 4/25/2021 (a)	1,700,000	1,757,375
Series REGS, 5.88%, 4/25/2021	1,290,000	1,333,538

		3,090,913

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,347,290
Banco de Reservas de la Republica Dominicana:
Series REGS, 7.00%, 2/1/2023 (a) (c)	1,200,000	1,254,000
Series REGS, 7.00%, 2/1/2023 (c)	2,750,000	2,873,750

		6,475,040

HONG KONG — 0.2%
CK Hutchison International 17, Ltd.:
2.25%, 9/29/2020 (a)	400,000	392,671
2.75%, 3/29/2023 (a)	1,000,000	964,438
3.50%, 4/5/2027 (a)	2,600,000	2,517,134
Series REGS, 2.88%, 4/5/2022	900,000	882,649
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	2,600,000	2,578,695

		7,335,587

INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.:
3.50%, 7/29/2020	700,000	695,807
Series REGS, 3.95%, 1/19/2022.	2,500,000	2,491,083
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,135,970

Security Description	Principal Amount	Value

Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	$3,400,000	$3,459,092
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,876,051
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,841,917
Export-Import Bank of India Series EMTN, 3.13%, 7/20/2021	2,150,000	2,121,721
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,123,768
5.75%, 8/1/2023	4,900,000	5,310,277
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,255,690
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	1,650,000	1,694,223

		32,005,599

ISRAEL — 0.2%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,605,056
5.41%, 12/30/2025 (a)	140,000	142,346
Teva Pharmaceutical Finance Netherlands III B.V.:
2.80%, 7/21/2023	3,925,000	3,325,583
6.00%, 4/15/2024 (a)	1,770,000	1,718,990

		6,791,975

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,574,000
Series REGS, 8.25%, 9/30/2020	1,000,000	860,000

		3,434,000

JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.76%, 3/2/2023 (b)	1,700,000	1,697,280
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 2.47%, 1/17/2023 (b)	2,115,000	2,118,870

		3,816,150

MALAYSIA — 0.8%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	6,200,000	6,214,700
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,916,500

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	$7,700,000	$7,707,854
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	5,300,000	5,233,273
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	1,900,000	1,885,446

		25,957,773

MEXICO — 0.4%
America Movil SAB de CV:
3.13%, 7/16/2022	1,000,000	986,280
5.00%, 3/30/2020	885,000	914,329
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (b)	3,500,000	3,543,750
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	650,000	665,866
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	2,314,000	2,253,975
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,941,627
Petroleos Mexicanos 6.35%, 2/12/2048 (a)	1,735,000	1,676,340
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	200,000	210,500

		12,192,667

NETHERLANDS — 0.0% (d)
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	135,750

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	1,900,000	1,918,430

NORWAY — 0.0% (d)
Aker BP ASA 5.88%, 3/31/2025 (a)	630,000	637,119

PANAMA — 0.2%
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	7,521,000	7,661,643

PERU — 0.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	2,300,000	2,411,389
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b) (c)	500,000	535,000

Security Description	Principal Amount	Value

BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	$1,000,000	$1,047,700
Corp. Financiera de Desarrollo SA Series REGS, 3.25%, 7/15/2019	1,000,000	998,750
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	1,000,000	993,750

		5,986,589

PHILIPPINES — 0.2%
BDO Unibank, Inc.:
2.95%, 3/6/2023	6,200,000	5,953,618
Series MTN, 2.63%, 10/24/2021	1,450,000	1,408,475

		7,362,093

SINGAPORE — 0.9%
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (a) (b)	5,100,000	5,124,638
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	1,300,000	1,257,060
Series REGS, 3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (b)	1,200,000	1,205,797
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	700,000	676,450
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	5,000,000	5,035,632
PSA International Pte, Ltd. 3.88%, 2/11/2021	100,000	102,808
SingTel Group Treasury Pte, Ltd. Series EMTN, 4.50%, 9/8/2021	1,500,000	1,567,469
SP PowerAssets, Ltd. 2.70%, 9/14/2022	1,300,000	1,274,079
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,411,788
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,500,000	4,456,075
Series EMTN, USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (b)	3,100,000	3,111,532

		31,223,328

UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	1,745,000	1,687,468
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,352,860

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	$3,555,000	$3,492,183

		8,532,511

UNITED STATES — 6.3%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,630,398
AES Corp. 4.50%, 3/15/2023	915,000	931,653
Air Lease Corp. 3.25%, 3/1/2025	3,580,000	3,417,432
Aircastle, Ltd. 5.00%, 4/1/2023	625,000	644,563
Allergan Funding SCS:
3.80%, 3/15/2025	1,115,000	1,094,551
3.85%, 6/15/2024	2,375,000	2,347,355
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	1,850,000	1,870,535
Amazon.com, Inc.:
2.60%, 12/5/2019	1,400,000	1,400,028
2.80%, 8/22/2024 (a)	1,985,000	1,924,259
3.80%, 12/5/2024	1,255,000	1,288,521
American Electric Power Co., Inc. 3.20%, 11/13/2027	300,000	285,819
American Express Co. 2.50%, 8/1/2022	3,500,000	3,379,495
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	2,948,810
AT&T, Inc. 3.40%, 5/15/2025	1,530,000	1,475,073
Avantor, Inc. 6.00%, 10/1/2024 (a)	1,400,000	1,391,250
B&G Foods, Inc. 5.25%, 4/1/2025	1,840,000	1,711,752
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,440,000	3,378,561
Becton Dickinson and Co. 2.89%, 6/6/2022	3,465,000	3,360,703
Boston Properties L.P. 3.65%, 2/1/2026	3,415,000	3,345,710
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	800,000	804,000
BWAY Holding Co. 5.50%, 4/15/2024 (a)	1,845,000	1,854,225
Calpine Corp. 5.75%, 1/15/2025	950,000	869,250
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,396,054
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,798,563
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	455,000	436,800
5.13%, 5/1/2023 (a)	930,000	930,000

Security Description	Principal Amount	Value

Celgene Corp. 4.35%, 11/15/2047	$3,490,000	$3,318,536
Centene Corp. 4.75%, 1/15/2025	1,855,000	1,813,262
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,607,051
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	935,000	922,191
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,179,000	1,059,626
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,445,000	3,362,871
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,366,875
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	1,920,000	1,840,704
CSC Holdings LLC 6.75%, 11/15/2021	276,000	287,730
CVS Health Corp. 3.70%, 3/9/2023	3,390,000	3,411,934
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,090,000	2,086,029
Discover Financial Services 4.10%, 2/9/2027	1,725,000	1,703,282
Duke Energy Corp. 2.65%, 9/1/2026	3,810,000	3,476,168
eBay, Inc. 2.75%, 1/30/2023	1,755,000	1,695,400
Edison International 4.13%, 3/15/2028	1,650,000	1,664,916
Energy Transfer Equity L.P. 4.25%, 3/15/2023	1,800,000	1,746,000
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	280,000	270,553
4.75%, 1/15/2026	2,330,000	2,357,377
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,362,277
EQT Corp. 3.90%, 10/1/2027	3,535,000	3,388,828
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	2,105,000	2,047,744
Expedia Group, Inc. 3.80%, 2/15/2028	3,640,000	3,382,725
FedEx Corp. 4.75%, 11/15/2045	3,210,000	3,348,961
First Data Corp. 5.75%, 1/15/2024 (a)	1,325,000	1,334,938
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.59%, 8/7/2020 (b)	820,000	820,781
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	505,000	501,702

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.99%, 2.69%, 1/5/2023 (b)	$2,070,000	$2,080,030
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,713,000	1,723,292
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 0.78%, 2.55%, 10/31/2022 (b)	3,395,000	3,388,774
Gulfport Energy Corp. 6.38%, 5/15/2025	1,400,000	1,347,500
HCA, Inc. 4.25%, 10/15/2019	2,165,000	2,181,237
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	1,950,000	1,984,125
inVentiv Group Holdings, Inc./inVentiv Health Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	1,470,000	1,561,875
Kennedy-Wilson, Inc. 5.88%, 4/1/2024 (a)	720,000	715,536
Kinder Morgan, Inc. 4.30%, 3/1/2028	2,035,000	2,022,302
Kraft Heinz Foods Co. 2.80%, 7/2/2020	3,410,000	3,386,437
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,271,000	3,222,360
Level 3 Financing, Inc. 5.38%, 8/15/2022	1,915,000	1,915,000
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,700,000	1,778,625
Morgan Stanley 2.75%, 5/19/2022	3,450,000	3,363,233
Mosaic Co. 4.05%, 11/15/2027	1,810,000	1,760,315
Navient Corp. 6.50%, 6/15/2022	1,310,000	1,350,938
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	1,810,000	1,823,575
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,705,000	1,647,670
Newell Brands, Inc. 5.50%, 4/1/2046	1,060,000	1,118,311
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	900,000	877,500
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	1,785,000	1,729,219
NRG Energy, Inc. 6.25%, 7/15/2022	825,000	849,503
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,220,000	3,278,410
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	880,000	894,300

Security Description	Principal Amount	Value

Peabody Energy Corp. 6.00%, 3/31/2022 (a)	$2,253,000	$2,303,692
Penske Automotive Group, Inc. 3.75%, 8/15/2020	1,790,000	1,790,000
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	680,457
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	1,810,000	1,757,691
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,800,000	1,784,250
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,009,000	1,093,453
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	3,350,000	3,359,246
QEP Resources, Inc. 5.25%, 5/1/2023	1,000,000	963,500
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	2,200,000	2,244,000
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	5,350,000	5,653,027
Republic Services, Inc. 3.38%, 11/15/2027	1,815,000	1,749,152
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	2,500,000	2,596,050
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,730,000	1,691,490
SBA Communications Corp. 4.00%, 10/1/2022 (a)	1,895,000	1,814,462
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	935,000	913,963
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,370,250
Simon Property Group L.P. 2.75%, 6/1/2023	1,760,000	1,709,858
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	785,000	755,955
5.38%, 7/15/2026 (a)	625,000	617,188
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	1,295,000	1,259,388
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,603,521
Southern Co.:
1.85%, 7/1/2019	1,320,000	1,302,114
2.45%, 9/1/2018	2,405,000	2,402,316
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,321,125
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	1,885,000	1,821,381
Sysco Corp. 3.25%, 7/15/2027	1,820,000	1,746,417
Tempur Sealy International, Inc. 5.63%, 10/15/2023	1,925,000	1,931,016

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	$1,890,000	$1,821,487
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	1,791,000	1,826,820
Tribune Media Co. 5.88%, 7/15/2022	1,775,000	1,801,625
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)	1,765,000	1,820,156
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,494,643
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,375,000	1,380,225
Wells Fargo & Co.:
3.07%, 1/24/2023	1,810,000	1,780,045
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,785,000	1,741,000
WestRock Co. 3.75%, 3/15/2025 (a)	1,660,000	1,658,705
Williams Partners L.P. 3.75%, 6/15/2027	1,710,000	1,635,598
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,030,000	2,036,557

		213,325,711

TOTAL CORPORATE BONDS & NOTES (Cost $470,890,319)		461,646,438

ASSET-BACKED SECURITIES — 3.1%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.04%, 1/25/2037 (b)	31,909,019	25,466,180
Ajax Mortgage Loan Trust:
Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (e)	8,122,393	8,153,019
Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (e)	7,706,118	7,589,305
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 4.13%, 12/17/2033 (a) (b)	4,000,000	4,040,353
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,483,712
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,978,342	2,182,484
Navient Student Loan Trust Series 2017-1A, Class A2, 1 Month USD LIBOR + 0.75%, 2.62%, 7/26/2066 (a) (b)	13,500,000	13,613,478
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	19,261,458	19,303,144

Security Description	Principal Amount	Value

Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 4.31%, 1/17/2034 (a) (b)	$1,000,000	$1,010,576
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.03%, 5/25/2036 (b)	5,181,096	4,867,989
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.04%, 12/25/2036 (b)	2,750,337	2,657,959
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,022,035	2,008,464
US Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 3.35%, 11/27/2037 (a) (e)	8,491,651	8,469,404
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,499,102

TOTAL ASSET-BACKED SECURITIES (Cost $105,172,838)		105,345,169

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
CHILE — 0.3%
Chile Government International Bond:
2.25%, 10/30/2022	700,000	672,518
3.13%, 3/27/2025	2,200,000	2,170,300
3.13%, 1/21/2026	8,300,000	8,166,370

		11,009,188

COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,241,254

INDIA — 0.1%
Export-Import Bank of India:
3 Month USD LIBOR + 1.00%, 2.89%, 8/21/2022 (b)	1,300,000	1,297,205
Series EMTN, 2.75%, 4/1/2020	200,000	197,571
Series EMTN, 4.00%, 1/14/2023	2,050,000	2,049,662

		3,544,438

INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,300,000	2,398,458

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (a)	$4,500,000	$4,455,000
Series REGS, 4.15%, 3/29/2027	2,000,000	1,980,000

		8,833,458

ISRAEL — 0.3%
Israel Government International Bond:
2.88%, 3/16/2026	3,900,000	3,754,959
3.15%, 6/30/2023	1,500,000	1,496,700
4.00%, 6/30/2022	3,400,000	3,522,230

		8,773,889

MALAYSIA — 0.2%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	2,900,000	2,840,260
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	2,250,000	2,202,143
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	1,000,000	1,053,490

		6,095,893

MEXICO — 0.1%
Mexico Government International Bond:
3.75%, 1/11/2028	1,200,000	1,161,312
4.00%, 10/2/2023	2,500,000	2,563,150
4.15%, 3/28/2027	1,000,000	1,007,950

		4,732,412

PANAMA — 0.2%
Panama Government International Bond 4.00%, 9/22/2024	5,600,000	5,749,072
PERU — 0.2%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019 (c)	5,200,000	5,133,440
Fondo MIVIVIENDA SA:
3.50%, 1/31/2023 (a)	800,000	784,000
Series REGS, 3.50%, 1/31/2023.	1,800,000	1,764,000

		7,681,440

PHILIPPINES — 0.3%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	306,966
4.20%, 1/21/2024	7,900,000	8,217,027

		8,523,993

Security Description	Principal Amount	Value

POLAND — 0.0% (d)
Poland Government International Bond 5.13%, 4/21/2021	$1,100,000	$1,169,377

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,301,175)		69,354,414

SENIOR FLOATING RATE LOANS — 6.9% (f)
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc.:
Senior Secured 2017 Extended Term Loan F 4.63%, 6/9/2023	572,125	574,405
Senior Secured 2018 Term Loan G 4.38%, 8/22/2024	1,305,154	1,310,864

		1,885,269

AUTO COMPONENTS — 0.2%
CH Hold Corp. Senior Secured 1st Lien Term Loan 4.88%, 2/1/2024 (c)	107,841	108,684
Federal-Mogul Holdings Corp. Senior Secured Term Loan C 5.53%, 4/15/2021	3,230,084	3,254,923
Mavis Tire Express Services Corp. Senior Secured 1st Lien Term Loan 5.07%, 3/20/2025 (c)	3,193,719	3,199,707

		6,563,314

BUILDING PRODUCTS — 0.1%
Ply Gem Industries, Inc. Senior Secured Term Loan 3.00%, 3/28/2025	2,515,000	2,502,425

CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B 5.55%, 2/13/2025	3,025,000	3,039,369

CHEMICALS — 0.1%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 5.88%, 11/21/2024	1,168,649	1,182,404
GrafTech Finance, Inc. Senior Secured Term Loan B 5.24%, 2/12/2025	2,455,000	2,459,603
Kraton Polymers, LLC Senior Secured USD Term Loan 4.38%, 3/5/2025	1,316,625	1,326,665

		4,968,672

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Asurion LLC Senior Secured Term Loan B6 4.63%, 11/3/2023	$4,508,157	$4,543,749
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan 4.63%, 5/2/2022	4,520,850	4,560,678
West Corp.:
Senior Secured Term Loan 5.88%, 10/10/2024	3,971,375	4,013,571
Senior Secured Term Loan B1 5.88%, 10/10/2024	1,960,000	1,965,302

		15,083,300

COMMUNICATIONS EQUIPMENT — 0.2%
Avaya, Inc. Senior Secured Exit Term Loan B 6.54%, 12/15/2024	4,189,500	4,224,671
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B 5.02%, 5/28/2024	2,308,116	2,300,188

		6,524,859

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. Senior Secured Term Loan 6.00%, 6/21/2024	4,252,863	4,295,668

CONSTRUCTION MATERIALS — 0.1%
Forterra Finance, Inc. Senior Secured Term Loan B 4.88%, 10/25/2023	587,157	544,040
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan 5.85%, 9/27/2024	2,310,000	2,326,239

		2,870,279

CONTAINERS & PACKAGING — 0.2%
BWAY Holding Company Senior Secured Term Loan B 4.96%, 4/3/2024	1,659,773	1,669,997
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan 4.63%, 2/5/2023	4,043,411	4,068,136

		5,738,133

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan 6.24%, 9/1/2021	463,908	470,577

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
AlixPartners LLP Senior Secured 2017 Term Loan B 5.05%, 4/4/2024	$514,900	$517,940

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B 4.63%, 1/31/2025	3,431,400	3,381,010
Intelsat Jackson Holdings S.A. Senior Secured Term Loan B3 5.71%, 11/27/2023	4,700,000	4,710,128

		8,091,138

ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B 5.05%, 4/1/2024	2,128,554	2,142,858

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B 5.77%, 10/31/2024	2,330,000	2,344,562

FINANCIAL SERVICES — 0.1%
GTCR Valor Companies, Inc. Senior Secured Term Loan B1 5.13%, 6/16/2023	2,972,050	3,003,628

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured USD 2017 Term Loan B4 4.63%, 8/25/2021	3,609,274	3,570,113
BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan 5.19%, 2/3/2024	3,205,775	3,207,057

		6,777,170

FOOD PRODUCTS — 0.0% (d)
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.70%, 7/3/2020	808,032	800,558

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Air Methods Corp. Senior Secured Term Loan B 5.80%, 4/21/2024	1,125,702	1,130,278
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B 4.77%, 6/7/2023	2,619,911	2,642,848

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Envision Healthcare Corp. Senior Secured 2016 Term Loan B 4.88%, 12/1/2023	$1,761,370	$1,770,837
Select Medical Corp. Senior Secured Term Loan B 4.46%, 3/1/2021	3,356,100	3,391,775
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.63%, 2/6/2024	3,945,150	3,782,413
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B 5.94%, 12/31/2022	8,859	8,910

		12,727,061

HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B 4.63%, 3/1/2024	4,054,050	4,068,503

HOTELS, RESTAURANTS & LEISURE — 0.7%
ClubCorp Club Operations, Inc. Senior Secured Term Loan B 5.55%, 9/18/2024	3,339,304	3,364,950
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan 4.38%, 2/21/2024	3,809,855	3,807,474
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan 4.90%, 10/4/2023	585,538	591,432
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 5.13%, 7/31/2024	2,488,763	2,505,873
LTF Merger Sub, Inc. Senior Secured Term Loan B 4.73%, 6/10/2022	4,510,978	4,525,075
MGM Growth Properties Operating Partnership LP Senior Secured Term Loan B 3.88%, 4/25/2023	3,899,453	3,914,681
Mohegan Tribal Gaming Authority Senior Secured Term Loan B 5.88%, 10/13/2023	139,764	139,720
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 4.74%, 8/14/2024	4,449,038	4,470,259
Travel Leaders Group LLC Senior Secured 2017 1st Lien Term Loan 6.35%, 1/25/2024	946,374	960,172

		24,279,636

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B 5.88%, 5/15/2023	$1,040,682	$1,052,311
INSURANCE — 0.3%
Acrisure LLC Senior Secured 2017 Term Loan B 5.99%, 11/22/2023	4,380,372	4,442,792
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan 5.38%, 10/22/2024	4,661,575	4,679,639
York Risk Services Holding Corp. Senior Secured Term Loan B 5.63%, 10/1/2021	1,004,545	986,212

		10,108,643

INTERNET SOFTWARE & SERVICES — 0.0% (d)
SkillSoft Corp. Senior Secured 1st Lien Term Loan 6.63%, 4/28/2021	166,701	161,423

IT SERVICES — 0.3%
Optiv Security, Inc. Senior Secured 1st Lien Term Loan 5.13%, 2/1/2024	1,621,452	1,568,755
Peak 10, Inc. Senior Secured 1st Lien Term Loan 5.80%, 8/1/2024	4,328,250	4,348,203
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 6.03%, 2/1/2023	4,088,700	4,134,187

		10,051,145

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured Term Loan 4.38%, 8/18/2022	3,899,323	3,899,323
Parexel International Corp. Senior Secured Term Loan B 4.63%, 9/27/2024	1,970,100	1,973,055

		5,872,378

MACHINERY — 0.3%
Filtration Group Corporation Senior Secured 1st Lien Term Loan Zero Coupon, 3/27/2025	1,755,000	1,763,775
Milacron LLC Senior Secured Amended Term Loan B 4.38%, 9/28/2023	337,260	338,736
Tempo Acquisition LLC Senior Secured Term Loan Zero Coupon, 5/1/2024	4,010,000	4,034,441

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B 3.00%, 3/28/2025	$4,020,000	$4,017,487

		10,154,439

MEDIA — 0.5%
CBS Radio, Inc. Senior Secured 2017 Term Loan B 4.62%, 11/17/2024	2,279,288	2,293,533
Meredith Corp. Senior Secured Term Loan B 4.88%, 1/31/2025	1,770,000	1,782,833
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	134,772	135,347
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2 4.16%, 1/17/2024	1,046,846	1,051,317
Radiate Holdco LLC Senior Secured 1st Lien Term Loan 4.88%, 2/1/2024	2,493,843	2,482,596
Rentpath, Inc. Senior Secured Term Loan 6.63%, 12/17/2021	857,835	860,516
Sinclair Television Group, Inc. Senior Secured 2017 Term Loan B 2.50%, 12/12/2024	3,820,000	3,841,487
Tribune Media Co.:
Senior Secured Term Loan 4.88%, 12/27/2020	83,967	84,159
Senior Secured Term Loan C 4.88%, 1/27/2024	3,836,509	3,844,508

		16,376,296

OIL, GAS & CONSUMABLE FUELS — 0.1%
EG Finco, Ltd. Senior Secured 2018 USD Term Loan 4.00%, 1/19/2025	3,030,000	3,026,970

PHARMACEUTICALS — 0.2%
Amneal Pharmaceuticals LLC Senior Secured Term Loan B 5.38%, 3/7/2025	3,510,000	3,516,581
Caesars Resort Collection, LLC Senior Secured 1st Lien Term Loan B 4.63%, 12/22/2024	3,760,575	3,789,832

		7,306,413

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
Capital Automotive L.P. Senior Secured 2nd Lien Term Loan 7.88%, 3/24/2025	414,462	419,904

Security Description	Principal Amount	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B 5.80%, 6/30/2024	$2,729,375	$2,772,445

RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan 4.94%, 2/5/2025	3,355,465	3,395,311

SOFTWARE — 1.2%
Almonde, Inc.:
Senior Secured 1st Lien Term Loan 5.48%, 6/13/2024	2,220,300	2,220,722
Senior Secured USD 2nd Lien Term Loan 9.23%, 6/13/2025	2,250,000	2,234,351
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan 5.55%, 9/19/2024	4,537,200	4,575,675
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B 6.04%, 6/7/2023	4,675,000	4,272,833
Compuware Corp. Senior Secured Term Loan B3 5.38%, 12/15/2021	3,950,000	4,004,313
Greeneden U.S. Holdings II LLC Senior Secured USD Term Loan B 5.80%, 12/1/2023	2,184,025	2,199,215
Kronos, Inc. Senior Secured Term Loan B 4.88%, 11/1/2023	3,969,975	3,999,968
Quest Software US Holdings, Inc. Senior Secured 2017 Term Loan B 7.27%, 10/31/2022	4,350,127	4,437,152
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B 4.88%, 2/21/2024	2,857,838	2,873,913
Solera Holdings, Inc. Senior Secured USD Term Loan B 4.63%, 3/3/2023	4,011,744	4,027,230
Sophia L.P. Senior Secured 2017 Term Loan B 5.55%, 9/30/2022	4,016,278	4,032,403

		38,877,775

SPECIALTY RETAIL — 0.1%
Jo-Ann Stores, Inc. Senior Secured Term Loan 6.55%, 10/20/2023	925,036	922,150
PetSmart, Inc. Senior Secured Term Loan B2 4.68%, 3/11/2022	780,000	627,990

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Staples, Inc. Senior Secured 2017 Term Loan B 5.79%, 9/12/2024	$1,576,050	$1,564,032

		3,114,172

TOTAL SENIOR FLOATING RATE LOANS (Cost $230,817,761)		231,384,544

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.6%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	17,897,133	17,621,862
3.00%, 1/1/2045	2,870,106	2,813,824
3.00%, 2/1/2045	2,023,739	1,979,366
3.00%, 3/1/2045	2,146,831	2,099,759
3.00%, 4/1/2045	43,705,911	42,814,444
3.00%, 5/1/2045	7,551,112	7,385,545
3.00%, 7/1/2045	3,883,044	3,797,903
3.00%, 8/1/2045	20,484,701	20,035,548
3.00%, 10/1/2045	13,562,756	13,265,375
3.00%, 12/1/2045	26,394,888	25,816,146
3.00%, 1/1/2046	17,746,236	17,357,127
3.00%, 9/1/2046	26,772,415	26,123,695
3.50%, 2/1/2045	3,974,754	4,000,591
3.50%, 4/1/2045	32,503,504	32,653,098
3.50%, 6/1/2045	14,625,637	14,692,949
3.50%, 10/1/2045	16,875,078	16,952,743
3.50%, 2/1/2046	17,217,077	17,278,145
3.50%, 5/1/2046	54,920,624	55,115,424
4.00%, 4/1/2047	45,345,502	46,591,287
4.00%, 7/1/2047	13,766,439	14,144,647
4.00%, 10/1/2047	27,860,497	28,625,913
4.50%, 6/1/2044	2,688,181	2,823,365
Series 326, Class 300, CMO 3.00%, 3/15/2044	37,994,597	37,566,036
Series 358, Class 300, CMO 3.00%, 10/15/2047	38,042,385	37,301,120
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,636,913	3,816,605
Series 3852, Class NS, CMO, IO, REMIC 1 Month USD LIBOR + 6.00% 4.22%, 5/15/2041 (b)	13,544,942	1,742,688
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	14,199,476	14,714,624
Series 3935, Class SJ, CMO, IO, REMIC 1 Month USD LIBOR + 6.65% 4.87%, 5/15/2041 (b)	3,159,096	323,880
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	20,779,150	20,036,586

Security Description	Principal Amount	Value

Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	$15,597,258	$14,153,916
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	15,174,490	14,983,542
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	39,409,545	41,488,399
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,290,360	2,990,903
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,064,652	11,006,310
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	2,111,764	2,096,975
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	3,982,100	3,644,719
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	7,070,185	6,922,780
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	10,678,110	10,583,979
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	11,589,181	12,124,921
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	7,214,186	7,089,429
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	13,393,669	13,133,135
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	18,470,635	17,938,261
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	13,484,170	13,402,686
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,340,799	8,106,198
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	14,409,071	14,182,694
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	15,249,698	15,036,367
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	13,048,108	12,975,260
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	9,568,641	9,494,772

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	$10,346,132	$10,066,548
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	18,843,261	18,222,342
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	14,896,902	14,699,677
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	45,207,611	44,438,381
Series 4750, Class PA, 3.00%, 7/15/2046	24,772,658	24,585,540
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,211,688
Federal National Mortgage Association:
2.50%, 9/1/2046	5,537,604	5,187,988
2.50%, 2/1/2047	14,888,545	14,041,571
3.00%, 4/1/2040	16,697,194	16,333,994
3.00%, 10/1/2041	34,568,410	33,737,076
3.00%, 3/1/2043	6,077,483	5,974,329
3.00%, 7/1/2043	9,530,973	9,253,537
3.00%, 1/1/2045	2,045,115	1,985,744
3.00%, 3/1/2045	2,973,110	2,908,438
3.00%, 4/1/2045	12,242,368	11,879,133
3.00%, 7/1/2045	36,969,328	36,342,892
3.50%, 9/1/2034	2,892,135	2,954,364
3.50%, 12/1/2034	2,606,952	2,663,044
3.50%, 2/1/2035	1,667,484	1,703,363
3.50%, 1/1/2045	14,306,429	14,397,104
3.50%, 2/1/2045	5,519,770	5,554,755
3.50%, 6/1/2045	14,310,423	14,374,083
Federal National Mortgage Association 4.50%, 3/1/2044	3,102,428	3,259,170
4.50%, 6/1/2044	1,629,607	1,711,938
4.50%, 7/1/2044	1,636,841	1,719,537
4.50%, 2/1/2045	2,107,259	2,213,722
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	3,387,600	3,361,641
Series 2011-51, Class CI, CMO, IO, REMIC 1 Month USD LIBOR + 6.00% 4.13%, 6/25/2041 (b)	9,125,294	1,087,354
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	8,554,580	8,194,935
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	4,243,835	4,153,426
Series 2012-151, Class SB, CMO, REMIC 1 Month USD LIBOR + 6.00% 3.50%, 1/25/2043 (b)	1,248,324	998,907

Security Description	Principal Amount	Value

Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	$16,291,349	$14,981,577
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	6,542,909	6,283,287
Series 2013-30, Class PS, CMO, REMIC 1 Month USD LIBOR + 6.00% 3.50%, 4/25/2043 (b)	1,718,187	1,387,877
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,226,482	5,745,073
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	8,951,321	8,386,394
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	8,350,398	8,241,420
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	13,178,347	13,113,352
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	16,744,914	16,654,392
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,598,720	4,198,435
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	14,506,774	14,378,982
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	22,455,950	22,048,543
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	31,410,240	31,099,279
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	11,144,148	11,003,971
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	36,457,318	35,872,361
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,072,781
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	31,498,197	31,425,489
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	73,057,063	72,413,599
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	91,193,175	89,748,639
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	44,135,834	43,687,118

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	$30,892,524	$30,744,388
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	75,594,440	74,419,257
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC 1 Month USD LIBOR + 6.05% 4.26%, 11/16/2043 (b)	3,039,261	370,942
Series 2013-34, Class PL, CMO, REMIC 3.00%, 3/20/2042	13,146,117	12,957,804
Series 2014-43, Class PS, CMO, IO, REMIC 1 Month USD LIBOR + 6.18% 4.36%, 7/20/2042 (b)	8,942,637	1,046,213

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,686,507,557)		1,633,342,935

U.S. TREASURY OBLIGATIONS — 15.2%
Treasury Bonds: 3.13%, 2/15/2043	49,890,000	51,430,602
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	10,292,203	10,148,421
0.38%, 7/15/2027	10,637,550	10,381,610
Treasury Notes:
0.75%, 9/30/2018	35,000,000	34,794,900
1.13%, 2/28/2019	15,000,000	14,869,350
1.50%, 5/31/2020	92,300,000	90,703,207
1.63%, 5/15/2026	66,620,000	61,285,068
1.75%, 3/31/2022	60,160,000	58,464,691
2.13%, 1/31/2021	87,000,000	86,381,431
2.13%, 2/29/2024	57,600,000	55,986,047
2.25%, 11/15/2025	36,900,000	35,721,783

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,505,832)		510,167,110

MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO 5.50%, 1/25/2036	8,146,201	7,060,137
Series 2006-24CB, Class A9, CMO 6.00%, 6/25/2036	4,569,219	4,034,698
Series 2006-43CB, Class 1A12, CMO 5.75%, 2/25/2037	4,113,973	3,479,296
Angel Oak Mortgage Trust I:

Security Description	Principal Amount	Value

Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b) (c)	$10,000,000	$9,999,968
Atrium Hotel Portfolio Trust: Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05% 4.83%, 12/15/2036 (a) (b)	3,697,000	3,665,111
Banc of America Alternative Loan Trust: Series 2005-9, Class 1CB2, CMO 5.50%, 10/25/2035	5,185,073	5,163,672
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO 5.83%, 10/25/2036 (e)	4,760,622	4,361,910
Series 2007-5, Class CA1, CMO 6.00%, 7/25/2037	6,462,565	5,768,505
BANK: Series 2017-BNK6, Class XA, IO 0.88%, 7/15/2060 (b)	55,432,123	3,288,128
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 2.98%, 8/15/2036 (a) (b)	863,000	860,834
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.48%, 8/15/2036 (a) (b)	983,000	978,882
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.28%, 8/15/2036 (a) (b)	2,060,000	2,051,470
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.28%, 8/15/2036 (a) (b)	1,974,000	1,966,236
BCAP LLC Trust: Series 2010-RR4, Class 3212, CMO 6.27%, 1/26/2037 (a) (b)	13,995,373	12,668,303
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO 5.50%, 8/25/2035	1,407,602	1,295,754
Series 2007-12, Class A9, CMO 5.75%, 8/25/2037	4,669,178	4,250,162
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 4.78%, 11/15/2036 (a) (b)	2,407,000	2,424,769

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.52%, 11/15/2036 (a) (b)	$1,284,000	$1,293,478
Citigroup Commercial Mortgage Trust: Series 2008-C7, Class AM, 6.19%, 12/10/2049 (b) (c)	866,268	879,886
Citigroup Mortgage Loan Trust: Series 2007-AR5, Class 1A2A, CMO 3.70%, 4/25/2037 (b)	2,859,225	2,590,618
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO 5.75%, 12/25/2036	5,063,433	4,716,584
Series 2007-A1, Class 1A7, CMO 6.00%, 1/25/2037	8,620,078	8,050,674
CLNS Trust: Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05% 3.79%, 6/11/2032 (a) (b)	3,338,000	3,346,373
Credit Suisse Commercial Mortgage Trust: Series 2008-C1, Class AM, 6.20%, 2/15/2041 (a) (b) (c)	298,797	298,818
CSAIL Commercial Mortgage Trust: Series 2017-CX10, Class XA, IO 0.73%, 11/15/2050 (b)	65,125,419	3,525,988
CSMC MortgageBacked Trust: Series 2006-7, Class 7A7, CMO 6.00%, 8/25/2036	2,856,227	2,815,204
CSMC Trust: Series 2018-RPL2, Class A1, CMO 4.03%, 8/25/2062 (a) (e)	2,000,000	2,000,000
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	2,155,094	2,155,129
Series 2017-GS7, Class XA, IO 1.14%, 8/10/2050 (b)	40,841,601	3,311,441
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b) (c)	632,053	633,783
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 2.97%, 7/15/2034 (a) (b)	865,000	866,647

Security Description	Principal Amount	Value

Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 3.67%, 7/15/2034 (a) (b)	$812,000	$815,318
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 4.67%, 7/15/2034 (a) (b)	719,000	722,161
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 5.47%, 7/15/2034 (a) (b)	1,012,000	1,017,083
Morgan Stanley Bank of America Merrill Lynch Trust: Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	350,389
Morgan Stanley Capital I Trust: Series 2016-UB12, Class XA, IO 0.82%, 12/15/2049 (b)	57,418,776	2,737,945
OBX Trust: Series 2018-1, Class A2, CMO 1 Month USD LIBOR + 0.65% 2.53%, 6/25/2057 (a) (b)	2,000,000	2,000,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 2.54%, 6/15/2033 (a) (b)	1,686,000	1,689,684
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.84%, 6/15/2033 (a) (b)	1,686,000	1,687,208
Shellpoint Co-Originator Trust: Series 2017-1, Class A4, CMO 3.50%, 4/25/2047 (a) (b)	18,859,274	18,956,041
Structured Adjustable Rate Mortgage Loan Trust: Series 2006-8, Class 4A3, CMO 3.63%, 9/25/2036 (b)	1,373,002	1,252,061
Structured Asset Mortgage Investments II Trust: Series 2004-AR3, Class M, CMO 1 Month USD LIBOR + 0.68% 2.48%, 7/19/2034 (b)	3,287,035	3,171,943
UBS Commercial Mortgage Trust: Series 2017-C1, Class XA, IO 1.61%, 6/15/2050 (b)	28,362,685	3,033,557
VSD LLC: 3.60%, 12/25/2043	2,365,985	2,362,567
Wachovia Bank Commercial Mortgage Trust: Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b) (c)	1,678,035	1,695,224

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 3.83%, 6/15/2029 (a) (b)	$1,536,000	$1,537,275
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.28%, 6/15/2029 (a) (b)	1,300,000	1,301,439
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO 5.50%, 10/25/2035	2,319,256	2,270,207
Series 2006-5, Class 3A2, CMO 6.00%, 7/25/2036 (e)	3,300,796	1,469,218
Wells Fargo Commercial Mortgage Trust: Series 2015-P2, Class A4, 3.81%, 12/15/2048.	1,568,000	1,601,459
Wells Fargo Mortgage Backed Securities Trust: Series 2007-AR4, Class A1, CMO 3.66%, 8/25/2037 (b)	6,355,244	6,214,583
WinWater Mortgage Loan Trust: Series 2016-1, Class 2A3, CMO 3.00%, 12/20/2030 (a) (b)	3,054,898	3,004,601

TOTAL MORTGAGE-BACKED SECURITIES (Cost $167,919,161)		168,692,421

COMMERCIAL MORTGAGE BACKED SECURITIES — 5.2%
A10 Securitization LLC: Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	390,611	390,093
BAMLL Commercial Mortgage Securities Trust: Series 2015-200P, Class XA, IO 0.38%, 4/14/2033 (a) (b)	30,000,000	743,409
Banc of America Commercial Mortgage Trust: Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (b)	945,000	955,515
BANK: Series 2017-BNK4, Class XA, IO 1.45%, 5/15/2050 (b)	30,595,787	2,849,756
BBCMS Trust: Series 2015-STP, Class D, 4.29%, 9/10/2028 (a) (b)	1,750,000	1,740,962

Security Description	Principal Amount	Value

BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 3.83%, 7/15/2034 (a) (b)	$1,215,478	$1,219,302
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 4.93%, 7/15/2034 (a) (b)	1,881,097	1,889,363
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 4.03%, 10/15/2032 (a) (b)	1,412,000	1,415,132
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 5.03%, 10/15/2032 (a) (b)	2,277,000	2,284,174
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 3.83%, 7/15/2034 (a) (b)	1,291,000	1,294,661
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 4.93%, 7/15/2034 (a) (b)	2,124,000	2,135,990
CD Mortgage Trust: Series 2017-CD4, Class XA, IO 1.33%, 5/10/2050 (b)	16,960,348	1,472,667
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO 1.07%, 1/10/2048 (b)	24,701,240	1,582,507
Series 2016-C4, Class XA, IO 1.75%, 5/10/2058 (b)	19,588,265	1,998,551
Series 2017-C8, Class XA, IO 1.67%, 6/15/2050 (b)	28,233,461	3,007,431
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	943,700	798,041
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,434,558
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,490,284
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	1,435,000	1,401,975
Series 2016-GC36, Class XA, IO 1.33%, 2/10/2049 (b)	21,873,083	1,672,094
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,937,143
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,591,721
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00% 2.78%, 4/15/2036 (a) (b)	1,965,000	1,971,697

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.35% 3.13%, 4/15/2036 (a) (b)	$2,397,000	$2,406,128
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO 1.28%, 10/10/2046 (b)	32,722,640	1,570,448
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	1,500,000	1,247,438
Series 2015-CR22, Class XA, IO 0.99%, 3/10/2048 (b)	10,678,409	475,962
Series 2015-CR23, Class D, 4.25%, 5/10/2048 (b)	900,000	735,973
Series 2015-CR26, Class B, 4.49%, 10/10/2048 (b)	1,600,000	1,666,583
Series 2015-CR26, Class XA, IO 1.04%, 10/10/2048 (b)	22,492,692	1,242,557
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (b)	750,000	620,098
Series 2015-DC1, Class XA, IO 1.14%, 2/10/2048 (b)	8,975,901	460,316
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	996,320
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (b)	968,000	947,089
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,235,000	2,258,159
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (b)	1,329,000	1,282,844
Series 2016-DC2, Class XA, IO 1.06%, 2/10/2049 (b)	19,679,857	1,183,743
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,358,534
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,176,865
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	909,329
Series 2015-C4, Class XA, IO 0.93%, 11/15/2048 (b)	35,961,316	1,836,134
GE Commercial Mortgage Corp. Trust: Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	2,109,000	2,128,579
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.03%, 9/15/2034 (a) (b)	1,798,000	1,806,448
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.03%, 9/15/2034 (a) (b)	2,787,000	2,805,297

Security Description	Principal Amount	Value

Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.00%, 9/15/2034 (a) (b)	$1,484,000	$1,493,742
GS Mortgage Securities Corp.: Series 2017-GS8, Class C, 4.34%, 11/10/2050 (b)	469,000	472,388
GS Mortgage Securities Corp. II: Series 2013-GC10, Class XA, IO 1.55%, 2/10/2046 (b)	14,365,100	832,529
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO 1.00%, 4/10/2047 (b)	47,683,521	2,204,605
Series 2014-GC24, Class XA, IO 0.83%, 9/10/2047 (b)	31,794,299	1,198,076
Series 2015-GC32, Class XA, IO 0.85%, 7/10/2048 (b)	26,076,319	1,152,743
Series 2015-GC34, Class XA, IO 1.35%, 10/10/2048 (b)	17,208,791	1,283,750
Series 2015-GS1, Class XA, IO 0.82%, 11/10/2048 (b)	26,812,414	1,330,724
Series 2016-GS3, Class XA, IO 1.27%, 10/10/2049 (b)	32,704,607	2,538,698
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 2.78%, 6/15/2032 (a) (b)	815,000	821,449
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.03%, 6/15/2032 (a) (b)	616,000	622,596
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 3.68%, 6/15/2032 (a) (b)	1,994,000	2,007,229
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047 (c)	720,103	724,226
Series 2007-C1, Class AM, 5.75%, 2/15/2051 (b)	1,310,430	1,307,838
Series 2007-LD11, Class AM, 5.95%, 6/15/2049 (b) (c)	681,301	690,744
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,791,901
Series 2015-JP1, Class XA, IO 1.13%, 1/15/2049 (b)	22,943,519	1,162,681

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15% 3.93%, 10/15/2034 (a) (b)	$2,009,294	$2,010,611
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75% 4.53%, 10/15/2034 (a) (b)	1,134,405	1,135,503
Series 2016-JP2, Class XA, IO 1.85%, 8/15/2049 (b)	19,930,032	2,319,890
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (b)	3,160,000	3,073,976
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00% 6.78%, 10/15/2033 (a) (b)	1,288,000	1,298,454
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO 0.96%, 11/15/2047 (b)	6,312,747	278,210
Series 2014-C26, Class C, 4.42%, 1/15/2048 (b)	1,500,000	1,481,009
Series 2015-C27, Class XA, IO 1.35%, 2/15/2048 (b)	7,743,248	441,339
Series 2015-C28, Class XA, IO 1.16%, 10/15/2048 (b)	11,623,641	569,697
Series 2015-C30, Class XA, IO 0.67%, 7/15/2048 (b)	30,293,906	910,759
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,300,000	1,289,632
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,758,085
Series 2016-C1, Class C, 4.75%, 3/15/2049 (b)	2,180,000	2,227,906
JPMDB Commercial Mortgage Securities Trust: Series 2016-C2, Class XA, IO 1.70%, 6/15/2049 (b)	21,901,124	1,917,943
LSTAR Commercial Mortgage Trust: Series 2017-5, Class X, IO 1.23%, 3/10/2050 (a) (b)	53,836,177	2,565,278
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.43%, 5/12/2039 (b)	146,923	147,749
Series 2007-C1, Class AM, 5.81%, 6/12/2050 (b)	2,180,000	2,201,808
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO 0.85%, 10/15/2046 (b)	18,440,146	451,472
Series 2013-C7, Class XA, IO 1.39%, 2/15/2046 (b)	15,018,187	813,962

Security Description	Principal Amount	Value

Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	$500,000	$487,891
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,718,892
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,160,761
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,299,367
Series 2016-C28, Class XA, IO 1.28%, 1/15/2049 (b)	24,045,153	1,722,470
Series 2016-C30, Class XA, IO 1.46%, 9/15/2049 (b)	28,522,611	2,606,436
Series 2016-C31, Class C, 4.32%, 11/15/2049 (b)	3,358,000	3,286,966
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,698,977
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO 0.95%, 12/15/2048 (b)	25,851,729	1,433,962
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00% 4.78%, 8/14/2031 (a) (b)	750,000	751,525
PFP, Ltd.:
Series 2017-3, Class A, 1 Month USD LIBOR + 1.05% 2.83%, 1/14/2035 (a) (b)	1,386,382	1,387,810
Series 2017-3, Class AS, 1 Month USD LIBOR + 1.30% 3.08%, 1/14/2035 (a) (b)	1,253,000	1,260,784
Series 2017-3, Class B, 1 Month USD LIBOR + 1.75% 3.53%, 1/14/2035 (a) (b)	720,000	722,176
Series 2017-3, Class C, 1 Month USD LIBOR + 2.50% 4.28%, 1/14/2035 (a) (b)	752,000	756,457
RAIT Trust: Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45% 3.20%, 11/13/2031 (a) (b)	104,485	104,723
UBS Commercial Mortgage Trust: Series 2017-C4, Class XA, IO 1.11%, 10/15/2050 (b)	44,464,725	3,530,495
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.00%, 6/15/2045 (b)	249,775	250,354
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (b) (c)	392,871	399,296

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 2007-C33, Class AJ, 6.01%, 2/15/2051 (b) (c)	$2,760,000	$2,746,200
Series 2007-C33, Class AM, 6.01%, 2/15/2051 (b)	792,400	812,607
Waterfall Commercial Mortgage Trust: Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	8,048,800	7,898,651
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	753,714
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	699,229
Series 2015-C26, Class XA, IO 1.28%, 2/15/2048 (b)	8,886,469	572,729
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	706,026
Series 2015-C28, Class C, 4.13%, 5/15/2048 (b)	1,500,000	1,435,504
Series 2015-LC20, Class XA, IO 1.38%, 4/15/2050 (b)	7,800,134	491,268
Series 2015-NXS1, Class XA, 1.17%, 5/15/2048 (b)	9,740,523	530,289
Series 2015-NXS2, Class XA, IO 0.77%, 7/15/2058 (b)	29,364,889	1,069,349
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,565,260
Series 2015-P2, Class XA, IO 1.02%, 12/15/2048 (b)	21,940,680	1,182,342
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,564,219
Series 2016-C33, Class XA, IO 1.80%, 3/15/2059 (b)	15,372,867	1,483,191
Series 2016-LC24, Class XA, IO 1.73%, 10/15/2049 (b)	16,461,496	1,699,424
Series 2017-C38, Class XA, IO 1.09%, 7/15/2050 (b)	39,047,967	2,878,831
Series 2017-RC1, Class XA, IO 1.56%, 1/15/2060 (b)	25,563,189	2,479,420
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO 1.12%, 3/15/2047 (b)	10,018,197	452,384

Security Description	Principal Amount	Value

Series 2014-C21, Class XA, IO 1.11%, 8/15/2047 (b)	$19,048,999	$928,185

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $191,290,388)		174,449,236

	Shares

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h) (Cost $22,694,113)	22,694,113	22,694,113

TOTAL INVESTMENTS — 100.5% (Cost $3,465,099,144)		3,377,076,380

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(15,616,484)

NET ASSETS — 100.0%		$3,361,459,896

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.2% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $32,882,487 representing 0.9% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(f)	The rate shown represents the rate at March 31, 2018.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

CMO = Collateralized Mortgage Obligation

CMT = Constant Maturity Treasury

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

IO = Interest Only

LIBOR = London Interbank Offered Rate

LP = Limited Partnership

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

At March 31, 2018, the Fund had unfunded loan commmitments of $511,281, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Mavis Tire Express Services Corp.	$511,281	$512,240	$959

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Australia	$—	$7,306,247	$—	$7,306,247
Belgium	—	3,277,602	—	3,277,602
Brazil	—	3,450,931	—	3,450,931
Canada	—	9,932,634	—	9,932,634
Cayman Islands	—	4,857,047	—	4,857,047
Chile	—	28,329,937	—	28,329,937
China	—	25,128,598	—	25,128,598
Colombia	—	1,480,564	—	1,480,564
Costa Rica	—	3,090,913	—	3,090,913
Dominican Republic	—	6,475,040	—	6,475,040
Hong Kong	—	7,335,587	—	7,335,587
India	—	32,005,599	—	32,005,599
Israel	—	6,791,975	—	6,791,975
Jamaica	—	3,434,000	—	3,434,000
Japan	—	3,816,150	—	3,816,150
Malaysia	—	25,957,773	—	25,957,773
Mexico	—	12,192,667	—	12,192,667
Netherlands	—	135,750	—	135,750
New Zealand	—	1,918,430	—	1,918,430
Norway	—	637,119	—	637,119
Panama	—	7,661,643	—	7,661,643
Peru	—	5,986,589	—	5,986,589
Philippines	—	7,362,093	—	7,362,093
Singapore	—	31,223,328	—	31,223,328
United Kingdom	—	8,532,511	—	8,532,511
United States	—	213,325,711	—	213,325,711
Asset-Backed Securities	—	105,345,169	—	105,345,169
Foreign Government Obligations
Chile	—	11,009,188	—	11,009,188
Costa Rica	—	3,241,254	—	3,241,254
India	—	3,544,438	—	3,544,438
Indonesia	—	8,833,458	—	8,833,458
Israel	—	8,773,889	—	8,773,889
Malaysia	—	6,095,893	—	6,095,893
Mexico	—	4,732,412	—	4,732,412
Panama	—	5,749,072	—	5,749,072
Peru	—	7,681,440	—	7,681,440
Philippines	—	8,523,993	—	8,523,993

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Poland	$—	$1,169,377	$—	$1,169,377
Senior Floating Rate Loans
Aerospace & Defense	—	1,885,269	—	1,885,269
Auto Components	—	6,563,314	—	6,563,314
Building Products	—	2,502,425	—	2,502,425
Capital Markets	—	3,039,369	—	3,039,369
Chemicals	—	4,968,672	—	4,968,672
Commercial Services & Supplies	—	15,083,300	—	15,083,300
Communications Equipment	—	6,524,859	—	6,524,859
Construction & Engineering	—	4,295,668	—	4,295,668
Construction Materials	—	2,870,279	—	2,870,279
Containers & Packaging	—	5,738,133	—	5,738,133
Distributors	—	470,577	—	470,577
Diversified Financial Services	—	517,940	—	517,940
Diversified Telecommunication Services	—	8,091,138	—	8,091,138
Electrical Equipment	—	2,142,858	—	2,142,858
Energy Equipment & Services	—	2,344,562	—	2,344,562
Financial Services	—	3,003,628	—	3,003,628
Food & Staples Retailing	—	6,777,170	—	6,777,170
Food Products	—	800,558	—	800,558
Health Care Providers & Services	—	12,727,061	—	12,727,061
Health Care Technology	—	4,068,503	—	4,068,503
Hotels, Restaurants & Leisure	—	24,279,636	—	24,279,636
Household Products	—	1,052,311	—	1,052,311
Insurance	—	10,108,643	—	10,108,643
Internet Software & Services	—	161,423	—	161,423
IT Services	—	10,051,145	—	10,051,145
Life Sciences Tools & Services	—	5,872,378	—	5,872,378
Machinery	—	10,154,439	—	10,154,439
Media	—	16,376,296	—	16,376,296
Oil, Gas & Consumable Fuels	—	3,026,970	—	3,026,970
Pharmaceuticals	—	7,306,413	—	7,306,413
Real Estate Investment Trusts (REITs)	—	419,904	—	419,904
Real Estate Management & Development	—	2,772,445	—	2,772,445
Retail-Restaurants	—	3,395,311	—	3,395,311
Software	—	38,877,775	—	38,877,775
Specialty Retail	—	3,114,172	—	3,114,172
U.S. Government Agency Obligations	—	1,633,342,935	—	1,633,342,935
U.S. Treasury Obligations	—	510,167,110	—	510,167,110
Mortgage-Backed Securities	—	168,692,421	—	168,692,421
Commercial Mortgage Backed Securities	—	174,449,236	—	174,449,236
Short-Term Investment	22,694,113	—	—	22,694,113

TOTAL INVESTMENTS	$22,694,113	$3,354,382,267	$—	$3,377,076,380

OTHER FINANCIAL INSTRUMENTS:

Unfunded Loan (a)	—	959	—	959

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$22,694,113	$3,354,383,226	$—	$3,377,077,339

(a)	Includes appreciation on unfunded loan commitments.

See accompanying notes to schedules of investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,660,357	$119,660,357	$732,878,367	$829,844,611	$—	$—	22,694,113	$22,694,113	$1,188,077	$—

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 3.9%
Boeing Co.	2,172	$712,155
BANKS — 7.8%
Citigroup, Inc.	8,077	545,197
JPMorgan Chase & Co.	6,673	733,830
Wells Fargo & Co.	2,699	141,455

		1,420,482

BIOTECHNOLOGY — 1.0%
Celgene Corp. (a)	2,070	184,665

CHEMICALS — 0.6%
LyondellBasell Industries NV Class A	1,084	114,557

CONSUMER FINANCE — 1.2%
Discover Financial Services	2,988	214,927

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	14,377	560,847

FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	7,296	316,428
Tyson Foods, Inc. Class A	7,032	514,672

		831,100

HEALTH CARE PROVIDERS & SERVICES — 6.3%
Express Scripts Holding Co. (a)	8,814	608,871
Humana, Inc.	445	119,629
McKesson Corp.	1,661	233,985
UnitedHealth Group, Inc.	878	187,892

		1,150,377

HOTELS, RESTAURANTS & LEISURE — 2.7%
Royal Caribbean Cruises, Ltd.	4,107	483,558

HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	2,057	163,079

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.0%
AES Corp.	24,413	277,576
NRG Energy, Inc.	9,048	276,235

		553,811

INSURANCE — 6.3%
MetLife, Inc.	12,305	564,676
Prudential Financial, Inc.	5,623	582,262

		1,146,938

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	138	199,733

INTERNET SOFTWARE & SERVICES — 8.0%
Alphabet, Inc. Class C (a)	499	514,863
Facebook, Inc. Class A (a)	5,178	827,393
VeriSign, Inc. (a)	904	107,178

		1,449,434

IT SERVICES — 5.6%
DXC Technology Co.	6,058	609,011
International Business Machines Corp.	2,609	400,299

		1,009,310

Security Description	Shares	Value

MACHINERY — 2.3%
Allison Transmission Holdings, Inc.	4,323	$168,856
Caterpillar, Inc.	1,717	253,052

		421,908

MEDIA — 2.6%
Comcast Corp. Class A	13,799	471,512

OIL, GAS & CONSUMABLE FUELS — 5.3%
Exxon Mobil Corp.	4,318	322,166
Valero Energy Corp.	6,997	649,112

		971,278

PHARMACEUTICALS — 7.9%
Eli Lilly & Co.	6,098	471,802
Johnson & Johnson	4,785	613,198
Merck & Co., Inc.	6,417	349,534

		1,434,534

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.7%
Extra Space Storage, Inc. REIT	3,334	291,258
Host Hotels & Resorts, Inc. REIT	30,421	567,048

		858,306

ROAD & RAIL — 2.4%
Union Pacific Corp.	3,289	442,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Intel Corp.	4,153	216,288

SOFTWARE — 8.0%
Adobe Systems, Inc. (a)	1,936	418,331
Microsoft Corp.	2,791	254,735
Oracle Corp.	6,078	278,068
Take-Two Interactive Software, Inc. (a)	5,135	502,100

		1,453,234

SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	7,496	524,645

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	3,737	626,994

TOBACCO — 2.0%
Philip Morris International, Inc.	3,686	366,388

TOTAL COMMON STOCKS (Cost $17,888,257)		17,982,200

SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $175,746)	175,746	175,746

TOTAL INVESTMENTS — 99.9%
(Cost $18,064,003)		18,157,946

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%.		17,965

NET ASSETS — 100.0%		$18,175,911

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$712,155	$—	$—	$712,155
Banks	1,420,482	—	—	1,420,482
Biotechnology	184,665	—	—	184,665
Chemicals	114,557	—	—	114,557
Consumer Finance	214,927	—	—	214,927
Electric Utilities	560,847	—	—	560,847
Food Products	831,100	—	—	831,100
Health Care Providers & Services	1,150,377	—	—	1,150,377
Hotels, Restaurants & Leisure	483,558	—	—	483,558
Household Products	163,079	—	—	163,079
Independent Power Producers & Energy Traders	553,811	—	—	553,811
Insurance	1,146,938	—	—	1,146,938
Internet & Catalog Retail	199,733	—	—	199,733
Internet Software & Services	1,449,434	—	—	1,449,434
IT Services	1,009,310	—	—	1,009,310
Machinery	421,908	—	—	421,908
Media	471,512	—	—	471,512
Oil, Gas & Consumable Fuels	971,278	—	—	971,278
Pharmaceuticals	1,434,534	—	—	1,434,534
Real Estate Investment Trusts (REITs)	858,306	—	—	858,306
Road & Rail	442,140	—	—	442,140
Semiconductors & Semiconductor Equipment	216,288	—	—	216,288
Software	1,453,234	—	—	1,453,234
Specialty Retail	524,645	—	—	524,645
Technology Hardware, Storage & Peripherals	626,994	—	—	626,994
Tobacco	366,388	—	—	366,388
Short-Term Investment	175,746	—	—	175,746

TOTAL INVESTMENTS	$18,157,946	$—	$—	$18,157,946

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,055	$45,055	$433,808	$303,117	$—	$—	175,746	$175,746	$833	$—

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.	6,535	$2,142,696

BEVERAGES — 0.2%
PepsiCo, Inc.	974	106,312

BIOTECHNOLOGY — 3.9%
Amgen, Inc.	4,897	834,841
Biogen, Inc. (a)	1,903	521,079
Celgene Corp. (a)	3,185	284,134
Gilead Sciences, Inc.	4,550	343,024

		1,983,078

CHEMICALS — 2.2%
LyondellBasell Industries NV Class A	10,503	1,109,957

CONSUMER FINANCE — 1.4%
Synchrony Financial	21,727	728,506

FOOD PRODUCTS — 2.0%
Tyson Foods, Inc. Class A	14,378	1,052,326

HEALTH CARE PROVIDERS & SERVICES — 10.3%
Centene Corp. (a)	3,176	339,419
Express Scripts Holding Co. (a)	1,837	126,900
Humana, Inc.	3,266	877,999
McKesson Corp.	8,217	1,157,529
Molina Healthcare, Inc. (a)	9,338	758,059
UnitedHealth Group, Inc.	8,026	1,717,564
WellCare Health Plans, Inc. (a)	1,517	293,736

		5,271,206

HOTELS, RESTAURANTS & LEISURE — 3.3%
Marriott International, Inc. Class A	12,335	1,677,313

HOUSEHOLD DURABLES — 0.8%
PulteGroup, Inc.	13,316	392,689

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
NRG Energy, Inc.	20,618	629,468

INSURANCE — 2.4%
Allstate Corp.	4,756	450,869
Prudential Financial, Inc.	7,524	779,110

		1,229,979

INTERNET & CATALOG RETAIL — 3.7%
Booking Holdings, Inc. (a)	904	1,880,673

INTERNET SOFTWARE & SERVICES — 10.4%
Alphabet, Inc. Class A (a)	976	1,012,249
Alphabet, Inc. Class C (a)	1,338	1,380,535
Facebook, Inc. Class A (a)	18,271	2,919,523

		5,312,307

IT SERVICES — 7.3%
DXC Technology Co.	18,104	1,819,995
International Business Machines Corp.	12,383	1,899,924

		3,719,919

MACHINERY — 4.7%
Allison Transmission Holdings, Inc.	13,758	537,387

Security Description	Shares	Value

Caterpillar, Inc.	12,560	$1,851,093

		2,388,480

MEDIA — 3.8%
Charter Communications, Inc. Class A (a)	2,538	789,876
Comcast Corp. Class A	34,462	1,177,567

		1,967,443

PHARMACEUTICALS — 3.7%
Eli Lilly & Co.	14,144	1,094,321
Johnson & Johnson	6,136	786,329

		1,880,650

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Host Hotels & Resorts, Inc. REIT	24,662	459,700
SBA Communications Corp. REIT (a)	9,338	1,596,051

		2,055,751

ROAD & RAIL — 0.7%
Union Pacific Corp.	2,884	387,696

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom, Ltd.	4,077	960,745

SOFTWARE — 10.5%
Adobe Systems, Inc. (a)	8,194	1,770,559
Microsoft Corp.	7,610	694,565
Oracle Corp.	32,847	1,502,750
Take-Two Interactive Software, Inc. (a)	14,565	1,424,166

		5,392,040

SPECIALTY RETAIL — 3.3%
Best Buy Co., Inc.	21,192	1,483,228
Ross Stores, Inc.	2,998	233,784

		1,717,012

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	11,080	1,859,002
Western Digital Corp.	19,054	1,758,113

		3,617,115

TOBACCO — 4.0%
Altria Group, Inc.	21,783	1,357,516
Philip Morris International, Inc.	6,719	667,869

		2,025,385

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	6,613	1,142,263

TOTAL COMMON STOCKS (Cost $49,548,487)		50,771,009

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $347,345)	347,345	$347,345

TOTAL INVESTMENTS — 99.9% (Cost $49,895,832)		51,118,354

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		51,815

NET ASSETS — 100.0%		$51,170,169

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$2,142,696	$—	$—	$2,142,696
Beverages	106,312	—	—	106,312
Biotechnology	1,983,078	—	—	1,983,078
Chemicals	1,109,957	—	—	1,109,957
Consumer Finance	728,506	—	—	728,506
Food Products	1,052,326	—	—	1,052,326
Health Care Providers & Services	5,271,206	—	—	5,271,206
Hotels, Restaurants & Leisure	1,677,313	—	—	1,677,313
Household Durables	392,689	—	—	392,689
Independent Power Producers & Energy Traders	629,468	—	—	629,468
Insurance	1,229,979	—	—	1,229,979
Internet & Catalog Retail	1,880,673	—	—	1,880,673
Internet Software & Services	5,312,307	—	—	5,312,307
IT Services	3,719,919	—	—	3,719,919
Machinery	2,388,480	—	—	2,388,480
Media	1,967,443	—	—	1,967,443
Pharmaceuticals	1,880,650	—	—	1,880,650
Real Estate Investment Trusts (REITs)	2,055,751	—	—	2,055,751
Road & Rail	387,696	—	—	387,696
Semiconductors & Semiconductor Equipment	960,745	—	—	960,745
Software	5,392,040	—	—	5,392,040
Specialty Retail	1,717,012	—	—	1,717,012
Technology Hardware, Storage & Peripherals	3,617,115	—	—	3,617,115
Tobacco	2,025,385	—	—	2,025,385
Trading Companies & Distributors	1,142,263	—	—	1,142,263
Short-Term Investment	347,345	—	—	347,345

TOTAL INVESTMENTS	$51,118,354	$—	$—	$51,118,354

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	343,832	$343,832	$831,523	$828,010	$—	$—	347,345	$347,345	$3,292	$—

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BANKS — 13.6%
Bank of America Corp.	34,386	$1,031,236
Citigroup, Inc.	14,359	969,233
JPMorgan Chase & Co.	9,867	1,085,074

		3,085,543

CHEMICALS — 1.5%
LyondellBasell Industries NV Class A	3,189	337,014

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	11,354	486,973

CONSUMER FINANCE — 4.7%
Discover Financial Services	9,415	677,221
Synchrony Financial	11,425	383,080

		1,060,301

ELECTRIC UTILITIES — 5.3%
Exelon Corp.	19,994	779,966
PG&E Corp.	3,014	132,405
PPL Corp.	10,666	301,741

		1,214,112

ELECTRICAL EQUIPMENT — 4.5%
Eaton Corp. PLC	7,699	615,227
Regal Beloit Corp.	5,693	417,582

		1,032,809

FOOD PRODUCTS — 5.4%
Archer-Daniels-Midland Co.	7,498	325,188
J.M. Smucker Co.	1,255	155,632
Tyson Foods, Inc. Class A	10,072	737,170

		1,217,990

HEALTH CARE PROVIDERS & SERVICES — 7.6%
Express Scripts Holding Co. (a)	7,401	511,261
Humana, Inc.	1,863	500,830
McKesson Corp.	5,002	704,632

		1,716,723

HOTELS, RESTAURANTS & LEISURE — 3.1%
Royal Caribbean Cruises, Ltd.	5,971	703,026

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
NRG Energy, Inc.	23,506	717,638

INSURANCE — 6.6%
Athene Holding, Ltd. Class A (a)	2,379	113,740
MetLife, Inc.	7,150	328,113
Progressive Corp.	3,656	222,760
Prudential Financial, Inc.	6,947	719,362
Unum Group.	2,434	115,883

		1,499,858

IT SERVICES — 3.4%
DXC Technology Co.	7,659	769,959

MACHINERY — 4.4%
Allison Transmission Holdings, Inc.	5,414	211,471
Caterpillar, Inc.	1,381	203,532

Security Description	Shares	Value

Cummins, Inc.	3,557	$576,554

		991,557

MULTILINE RETAIL — 0.7%
Target Corp.	2,366	164,271

OIL, GAS & CONSUMABLE FUELS — 9.3%
Anadarko Petroleum Corp.	5,442	328,751
EOG Resources, Inc.	1,247	131,272
Exxon Mobil Corp.	4,032	300,827
Phillips 66	5,211	499,839
Valero Energy Corp.	9,215	854,876

		2,115,565

PHARMACEUTICALS — 7.2%
Eli Lilly & Co.	5,002	387,005
Johnson & Johnson	5,524	707,901
Merck & Co., Inc.	9,939	541,377

		1,636,283

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.2%
Annaly Capital Management, Inc. REIT	18,225	190,087
Host Hotels & Resorts, Inc. REIT	26,233	488,983
STORE Capital Corp. REIT	12,792	317,497
Sun Communities, Inc. REIT	2,078	189,867

		1,186,434

ROAD & RAIL — 2.4%
Union Pacific Corp.	4,108	552,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Intel Corp.	11,411	594,285

SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	7,601	531,994

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
NetApp, Inc.	6,137	378,591
Western Digital Corp.	5,002	461,535

		840,126

TOTAL COMMON STOCKS (Cost $21,704,357)		22,454,699

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $252,311)	252,311	252,311

TOTAL INVESTMENTS — 99.9% (Cost $21,956,668)		22,707,010

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%.		33,678

NET ASSETS — 100.0%		$22,740,688

See accompanying notes to schedules of investments.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Banks	$3,085,543	$—	$—	$3,085,543
Chemicals	337,014	—	—	337,014
Communications Equipment	486,973	—	—	486,973
Consumer Finance	1,060,301	—	—	1,060,301
Electric Utilities	1,214,112	—	—	1,214,112
Electrical Equipment	1,032,809	—	—	1,032,809
Food Products	1,217,990	—	—	1,217,990
Health Care Providers & Services	1,716,723	—	—	1,716,723
Hotels, Restaurants & Leisure	703,026	—	—	703,026
Independent Power Producers & Energy Traders	717,638	—	—	717,638
Insurance	1,499,858	—	—	1,499,858
IT Services	769,959	—	—	769,959
Machinery	991,557	—	—	991,557
Multiline Retail	164,271	—	—	164,271
Oil, Gas & Consumable Fuels	2,115,565	—	—	2,115,565
Pharmaceuticals	1,636,283	—	—	1,636,283
Real Estate Investment Trusts (REITs)	1,186,434	—	—	1,186,434
Road & Rail	552,238	—	—	552,238
Semiconductors & Semiconductor Equipment	594,285	—	—	594,285
Specialty Retail	531,994	—	—	531,994
Technology Hardware, Storage & Peripherals	840,126	—	—	840,126
Short-Term Investment	252,311	—	—	252,311

TOTAL INVESTMENTS	$22,707,010	$—	$—	$22,707,010

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,511	$84,511	$407,040	$239,240	$—	$—	252,311	$252,311	$887	$—

See accompanying notes to schedules of investments.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by the Portfolios’ or Fund’s underlying benchmarks Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended March 31, 2018.

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

Other Transactions with Affiliates

The Portfolios or Fund’s may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$135,801,046	$3,491,917	$2,939,497	$552,420
SSGA Income Allocation Portfolio	108,636,930	5,505,510	1,133,914	4,371,596
SSGA Global Allocation Portfolio	227,631,783	24,591,997	510,077	24,081,920
Blackstone / GSO Senior Loan Portfolio	2,542,986,148	18,706,036	7,255,038	11,450,998
SSGA Ultra Short Term Bond Portfolio	35,807,507	27,175	44,990	(17,815)
State Street DoubleLine Total Return Tactical Portfolio	3,465,699,029	8,831,794	96,942,203	(88,110,409)
SSGA MFS Systematic Core Equity Portfolio	18,084,946	824,919	751,919	73,000
SSGA MFS Systematic Growth Equity Portfolio	49,895,832	3,023,398	1,800,876	1,222,522
SSGA MFS Systematic Value Equity Portfolio	21,958,177	963,194	214,361	748,833

Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

Since inception, each of the Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) had been operating in a “master-feeder” arrangement.

.

SSGA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The Board voted to close and liquidate the following Portfolios:

SSGA Multi-Asset Real Return Portfolio

SSGA Income Allocation Portfolio

SSGA Global Allocation Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MFS Systematic Core Equity Portfolio

SSGA MFS Systematic Growth Equity Portfolio

SSGA MFS Systematic Value Equity Portfolio

Each master fund was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the respective Fund (i.e., a “feeder fund”). As a result of this arrangement, each Fund had an indirect interest in all of the securities owned by the corresponding master fund. At a meeting held on February 20-21, 2018, the Board of Trustees of SSGA Active Trust approved discontinuing each Fund’s investment strategy of investing through the master-feeder arrangement.

Other information regarding the Portfolios is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M/ Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M/ Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

By:	_/s/ Bruce S. Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date:	May 18, 2018